The Income Fund of America®
Investment portfolio
October 31, 2025
unaudited

Common stocks 69.09% Financials 15.09%	Shares	Value (000)
JPMorgan Chase & Co.	6,901,108	$2,147,073
Citigroup, Inc.	15,366,816	1,555,583
CME Group, Inc., Class A	4,700,084	1,247,825
CaixaBank SA, non-registered shares	100,828,680	1,065,018
Fifth Third Bancorp	22,133,775	921,208
Synchrony Financial	11,083,201	824,369
Carlyle Group, Inc. (The)	14,424,698	769,125
Ares Management Corp., Class A	4,955,917	736,994
UniCredit SpA	9,723,645	719,259
Goldman Sachs Group, Inc.	898,702	709,408
Brookfield Asset Management, Ltd., Class A	12,146,556	656,643
Citizens Financial Group, Inc.	12,133,604	617,236
NatWest Group PLC	74,081,914	568,483
Morgan Stanley	3,252,020	533,331
Bank of America Corp.	9,670,212	516,873
MS&AD Insurance Group Holdings, Inc.	19,863,300	409,056
American International Group, Inc.	5,000,000	394,800
Power Corp. of Canada, subordinate voting shares	8,244,797	386,213
Apollo Asset Management, Inc.	2,993,772	372,156
Banco Bilbao Vizcaya Argentaria SA	18,146,919	365,961
AXA SA	7,381,189	320,142
PICC Property and Casualty Co., Ltd., Class H	125,000,000	295,538
Zurich Insurance Group AG	392,519	272,764
ING Groep NV	10,499,909	263,230
DBS Group Holdings, Ltd.	6,105,477	252,654
Allianz SE	619,243	248,664
National Bank of Canada	2,181,865	243,769
3i Group PLC	4,110,000	237,547
BlackRock, Inc.	204,624	221,569
Progressive Corp.	1,066,700	219,740
Blackstone, Inc.	1,477,751	216,697
Munchener Ruckversicherungs-Gesellschaft AG	318,703	197,032
Nordnet AB	6,000,000	173,605
Aviva PLC	18,123,287	159,476
Mizuho Financial Group, Inc.	4,631,100	154,620
Partners Group Holding AG	124,045	151,617
Manulife Financial Corp.	4,595,192	148,712
B3 SA - Brasil, Bolsa, Balcao	60,301,822	141,901
KB Financial Group, Inc.	1,721,838	140,306
National Bank of Greece SA	8,041,354	118,038
ICICI Bank, Ltd.	7,315,730	110,948
Islandsbanki hf. (a)	100,744,765	97,449
Bank Leumi le-Israel BM	4,727,319	95,981
AIA Group, Ltd.	8,619,200	83,867
Bank Hapoalim BM	4,024,613	81,748
Royal Bank of Canada (b)	547,058	80,143
The Income Fund of America — Page 1 of 73

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Credicorp, Ltd.	300,095	$78,325
Qualitas Controladora, SAB de CV (b)	8,439,995	76,534
Wells Fargo & Co.	869,127	75,588
Skandinaviska Enskilda Banken AB, Class A	3,739,101	71,373
Macquarie Group, Ltd.	457,380	65,254
BPER Banca SpA	2,988,782	35,728
Ally Financial, Inc. (b)	567,155	22,102
Erste Group Bank AG	211,451	21,872
Banco BPM SpA	1,341,581	19,517
KKR & Co., Inc.	164,019	19,408
Brookfield Corp., Class A	311,295	14,335
Banco Santander SA	1,033,615	10,518
Sberbank of Russia PJSC (c)	25,683,200	— (d)
		20,754,925
Health care 8.26%
Gilead Sciences, Inc.	19,619,859	2,350,263
CVS Health Corp.	23,692,996	1,851,608
Amgen, Inc.	4,502,034	1,343,542
Sanofi (b)	12,484,389	1,263,059
UnitedHealth Group, Inc.	3,306,598	1,129,401
AbbVie, Inc.	4,874,540	1,062,845
Medtronic PLC	9,803,932	889,217
AstraZeneca PLC	5,226,420	860,936
Johnson & Johnson	1,029,052	194,357
Novo Nordisk AS, Class B	3,716,786	183,375
Takeda Pharmaceutical Co., Ltd.	4,245,700	114,831
GSK PLC	1,826,051	42,786
Rotech Healthcare, Inc. (a)(c)(e)(f)	543,172	39,201
Mallinckrodt PLC (e)	297,305	30,622
Sandoz Group AG	167,000	11,115
Endo, LP, nonvoting shares (c)(e)	79,502,000	— (d)
		11,367,158
Information technology 7.46%
Broadcom, Inc.	9,522,735	3,519,889
Taiwan Semiconductor Manufacturing Co., Ltd.	42,710,786	2,066,552
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,471,300	442,023
Microsoft Corp.	3,082,685	1,596,245
International Business Machines Corp.	4,561,768	1,402,333
MediaTek, Inc.	10,410,000	441,633
Texas Instruments, Inc.	1,678,152	270,954
Diebold Nixdorf, Inc. (a)(e)	4,521,627	267,454
Tokyo Electron, Ltd.	658,350	146,050
Seagate Technology Holdings PLC	287,573	73,584
Microchip Technology, Inc.	365,704	22,827
Skyworks Solutions, Inc.	225,716	17,543
		10,267,087
Consumer staples 7.08%
Philip Morris International, Inc.	24,590,854	3,549,198
Nestle SA	15,800,358	1,509,396
Coca-Cola Co.	8,954,694	616,978
Sysco Corp.	8,133,138	604,130
Procter & Gamble Co.	3,221,904	484,478
The Income Fund of America — Page 2 of 73

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Keurig Dr Pepper, Inc.	17,269,764	$469,047
Kimberly-Clark Corp.	2,980,456	356,790
Bunge Global SA	3,446,797	326,067
Altria Group, Inc.	5,273,988	297,347
Hershey Co.	1,600,000	271,408
Unilever PLC	4,000,000	240,009
British American Tobacco PLC	4,136,368	211,732
General Mills, Inc.	4,390,196	204,627
Target Corp.	1,633,848	151,490
Mondelez International, Inc., Class A	1,827,808	105,026
Pernod Ricard SA (b)	1,000,000	97,971
Imperial Brands PLC	1,999,525	79,467
PepsiCo, Inc.	484,503	70,781
WH Group, Ltd.	49,532,000	47,492
Tyson Foods, Inc., Class A	577,683	29,699
Viva Wine Group AB (a)(b)	4,500,000	18,203
Kweichow Moutai Co., Ltd., Class A	29,000	5,834
		9,747,170
Energy 6.01%
EOG Resources, Inc.	16,957,766	1,794,810
Canadian Natural Resources, Ltd. (CAD denominated)	39,270,006	1,256,315
Chevron Corp.	5,785,543	912,496
Exxon Mobil Corp.	5,991,682	685,209
Baker Hughes Co., Class A	13,079,995	633,203
Shell PLC (GBP denominated)	15,634,647	584,114
Shell PLC (EUR denominated)	458,998	17,174
SLB, Ltd.	12,266,388	442,326
Tourmaline Oil Corp.	8,796,534	386,908
Expand Energy Corp.	3,581,262	369,980
Enbridge, Inc.	5,000,000	233,100
Diamondback Energy, Inc. (b)	1,388,555	198,827
TotalEnergies SE	2,456,700	152,986
ConocoPhillips	1,715,000	152,395
TC Energy Corp. (CAD denominated)	2,668,721	133,917
Halliburton Co.	3,247,392	87,160
Cenovus Energy, Inc. (CAD denominated)	4,637,554	78,364
Viper Energy, Inc., Class A	2,055,633	77,210
Ascent Resources, LLC, Class A (c)(f)	1,102,146	50,710
DT Midstream, Inc.	113,913	12,472
Altera Infrastructure, LP (c)	80,900	3,227
Mesquite Energy, Inc. (c)(e)	25,913	1,469
		8,264,372
Industrials 5.24%
BAE Systems PLC	81,296,131	2,001,671
Lockheed Martin Corp.	1,887,338	928,344
RTX Corp.	3,737,072	667,067
L3Harris Technologies, Inc.	1,393,700	402,919
PACCAR, Inc.	3,795,216	373,449
3M Co.	2,181,535	363,226
ITOCHU Corp.	6,000,000	345,869
Johnson Controls International PLC	2,779,737	317,974
Union Pacific Corp.	1,365,362	300,885
Caterpillar, Inc.	415,639	239,932
The Income Fund of America — Page 3 of 73

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Norfolk Southern Corp.	818,000	$231,805
Watsco, Inc.	434,018	159,723
Siemens AG	542,137	153,423
Ventia Services Group Pty, Ltd.	34,829,353	130,341
Deutsche Post AG	2,200,661	101,014
United Parcel Service, Inc., Class B	1,000,000	96,420
Volvo AB, Class B	3,436,750	94,809
Valmet OYJ	2,850,000	92,846
Paychex, Inc.	440,000	51,493
Bureau Veritas SA	1,218,228	39,996
Inwido AB	2,500,000	37,873
Bouygues SA	700,121	31,597
Marubeni Corp.	858,200	21,095
Regal Rexnord Corp.	134,000	18,879
General Dynamics Corp.	35,000	12,072
		7,214,722
Consumer discretionary 5.08%
Industria de Diseno Textil SA	23,389,534	1,289,413
Starbucks Corp.	15,701,806	1,269,805
Home Depot, Inc.	2,624,193	996,117
Darden Restaurants, Inc.	5,361,414	965,859
Restaurant Brands International, Inc.	10,712,603	703,711
Vail Resorts, Inc. (a)(b)	2,185,425	324,164
Compagnie Generale des Etablissements Michelin	10,000,000	319,286
Evolution AB	4,550,000	304,182
Compagnie Financiere Richemont SA, Class A	888,595	175,609
NIKE, Inc., Class B	2,080,914	134,406
McDonald’s Corp.	321,876	96,057
Puuilo OYJ (a)	5,509,640	90,183
Hyundai Motor Co.	416,000	84,409
Midea Group Co., Ltd., Class A	7,391,465	79,340
Accor SA	1,294,017	66,002
Domino’s Pizza Group PLC	16,887,433	43,189
Aimbridge Topco, LLC (c)(e)	297,303	22,512
Hasbro, Inc.	153,315	11,700
Las Vegas Sands Corp.	152,468	9,049
NMG Parent, LLC (c)(e)	61,091	— (d)
		6,984,993
Utilities 5.05%
FirstEnergy Corp.	23,663,438	1,084,495
National Grid PLC	68,240,929	1,020,709
Southern Co. (The)	10,503,767	987,774
Brookfield Infrastructure Partners, LP	22,376,603	763,410
DTE Energy Co.	5,101,717	691,487
Dominion Energy, Inc.	9,713,059	570,059
Pinnacle West Capital Corp.	5,628,536	498,238
Exelon Corp.	7,533,499	347,445
NextEra Energy, Inc.	3,718,769	302,708
Public Service Enterprise Group, Inc.	1,750,000	140,980
CenterPoint Energy, Inc.	3,500,244	133,849
AES Corp.	8,173,030	113,360
CPFL Energia SA	10,301,000	79,652
Talen Energy Corp. (e)	175,287	70,076
The Income Fund of America — Page 4 of 73

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Engie SA	2,079,630	$48,665
Veolia Environnement SA (b)	1,080,115	35,682
Snam SpA	5,235,064	32,271
Duke Energy Corp.	182,442	22,678
		6,943,538
Materials 3.91%
Agnico Eagle Mines, Ltd.	9,830,897	1,581,160
Barrick Mining Corp.	16,415,500	538,428
Southern Copper Corp.	3,813,987	529,381
Lundin Mining Corp.	24,403,237	392,526
Smurfit Westrock PLC	9,325,047	344,281
Newmont Corp.	4,138,953	335,131
International Paper Co.	8,310,980	321,136
Packaging Corp. of America (b)	1,229,648	240,716
Rio Tinto PLC	2,830,600	202,651
Air Products and Chemicals, Inc.	640,174	155,300
Eastman Chemical Co.	2,387,834	142,124
Glencore PLC	25,624,217	122,500
Endeavour Mining PLC	2,595,110	103,967
LyondellBasell Industries NV	1,750,000	81,235
Northern Star Resources, Ltd.	4,207,456	67,462
Vale SA, ordinary nominative shares	4,744,941	57,557
Aura Minerals, Inc.	1,620,102	52,378
International Flavors & Fragrances, Inc.	753,785	47,466
Solidcore Resources PLC (e)	6,162,000	34,014
Anglo American PLC	856,931	32,301
Venator Materials PLC (c)(e)(g)	53,540	— (d)
		5,381,714
Communication services 3.60%
Publicis Groupe SA	10,812,492	1,082,664
AT&T, Inc.	37,463,018	927,210
Comcast Corp., Class A	31,213,595	868,830
Koninklijke KPN NV	144,369,348	668,189
Singapore Telecommunications, Ltd.	175,434,500	572,050
NetEase, Inc.	8,012,100	224,200
NetEase, Inc. (ADR)	1,198,161	167,863
Verizon Communications, Inc.	4,492,000	178,512
Deutsche Telekom AG	4,843,672	150,147
Orange	6,788,944	108,117
Clear Channel Outdoor Holdings, Inc. (e)	152,827	277
DSG TopCo, Inc. (e)	26,430	227
Cumulus Media, Inc., Class A (e)	217,532	29
		4,948,315
Real estate 2.31%
Simon Property Group, Inc. REIT	3,207,729	563,790
American Tower Corp. REIT	2,634,601	471,541
VICI Properties, Inc. REIT	13,457,755	403,598
Extra Space Storage, Inc. REIT	1,642,792	219,378
Iron Mountain, Inc. REIT	2,117,169	217,963
CTP NV (b)	9,654,732	201,417
Mid-America Apartment Communities, Inc. REIT	1,453,466	186,378
Prologis, Inc. REIT	1,367,687	169,716
The Income Fund of America — Page 5 of 73

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Ventas, Inc. REIT	2,000,000	$147,580
Crown Castle, Inc. REIT	1,580,000	142,548
UDR, Inc. REIT	3,826,358	128,910
Lamar Advertising Co. REIT, Class A	903,020	107,089
Lineage, Inc. REIT	2,378,276	93,704
Public Storage REIT	225,000	62,676
Brixmor Property Group, Inc. REIT	1,655,326	43,303
Essential Properties Realty Trust, Inc. REIT	729,238	21,790
		3,181,381
Total common stocks (cost: $60,267,698,000)		95,055,375
Preferred securities 0.26% Financials 0.26%
Itau Unibanco Holding SA, preferred nominative shares	45,000,000	329,892
AH Parent, Inc., Class A, 10.50% PIK and 10.00% Cash perpetual cumulative preferred shares (c)(f)(h)	17,970	18,551
Citigroup, Inc., 10.47% preferred shares	378,650	11,371
		359,814
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (c)(e)(i)	3,259	5,331
Health care 0.00%
Mallinckrodt PLC, preferred shares (c)(e)	13,546,405,020	1
Total preferred securities (cost: $246,096,000)		365,146
Rights & warrants 0.00% Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (c)(e)	28	— (d)
Total rights & warrants (cost: $0)		— (d)
Convertible stocks 0.79% Industrials 0.59%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	12,628,085	817,290
Financials 0.19%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	5,207,215	255,258
Information technology 0.01%
Microchip Technology, Inc., Series A, cumulative convertible preferred depositary shares, 7.50% 3/15/2028 (b)	304,259	17,616
Total convertible stocks (cost: $929,724,000)		1,090,164
The Income Fund of America — Page 6 of 73

unaudited
Convertible bonds & notes 0.04% Communication services 0.04%	Principal amount (000)	Value (000)
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (h)	USD1,670	$4,018
Live Nation Entertainment, Inc., convertible notes, 2.875% 10/15/2031 (i)	25,000	24,883
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030 (i)	17,500	18,629
Total convertible bonds & notes (cost: $44,496,000)		47,530
Bonds, notes & other debt instruments 24.33% Corporate bonds, notes & loans 15.83% Financials 2.39%
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,166	9,027
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (c)(i)(j)(k)	30,499	30,270
AG Issuer, LLC 6.25% 3/1/2028 (i)	77,127	77,454
Alera Group Intermediate Holdings, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.215% 5/30/2032 (j)(k)	2,525	2,541
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.465% 5/30/2033 (j)(k)	23,485	24,201
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (i)	16,855	16,611
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (i)	65,526	65,819
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (i)	14,500	14,774
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (i)	35,215	35,145
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (i)	32,120	33,299
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (i)	3,490	3,583
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (i)	24,135	24,933
Ally Financial, Inc. 8.00% 11/1/2031	4,026	4,578
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (l)	8,383	9,171
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (l)	5,898	6,143
American International Group, Inc. 5.125% 3/27/2033	3,981	4,091
AmWINS Group, Inc. 6.375% 2/15/2029 (i)	17,335	17,681
AmWINS Group, Inc. 4.875% 6/30/2029 (i)	55,605	53,753
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (i)	16,675	17,457
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (i)	19,535	20,403
Aretec Group, Inc. 7.50% 4/1/2029 (i)	61,410	61,958
Aretec Group, Inc. 10.00% 8/15/2030 (i)	17,750	19,335
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,980	6,041
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,599	1,555
Athene Global Funding 4.86% 8/27/2026 (i)	2,500	2,512
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (l)	6,995	6,666
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (l)	4,185	3,974
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (l)	6,625	6,915
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (l)	12,134	12,559
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (l)	2,829	3,033
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (i)(l)	3,295	3,498
Blackstone Private Credit Fund 6.00% 11/22/2034	35,920	36,446
Block, Inc. 5.625% 8/15/2030 (i)	13,995	14,215
Block, Inc. 3.50% 6/1/2031	51,835	48,304
Block, Inc. 6.50% 5/15/2032	4,680	4,859
Block, Inc. 6.00% 8/15/2033 (i)	8,455	8,651
Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	6,417
Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	20,066
Blue Owl Capital Corp. 3.125% 4/13/2027	14,490	14,122
Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,667
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,712
The Income Fund of America — Page 7 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Blue Owl Credit Income Corp. 6.65% 3/15/2031	USD13,930	$14,467
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (i)(l)	8,362	7,850
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (i)(l)	18,600	19,232
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (i)(l)	476	489
Boost Newco Borrower, LLC 7.50% 1/15/2031 (i)	15,025	15,974
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026) (i)(l)	2,008	2,013
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (i)(l)	3,500	3,714
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (i)(l)	14,300	14,930
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (i)(l)	12,679	12,999
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (i)(l)	11,909	12,771
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (i)(l)	601	634
Brown & Brown, Inc. 4.90% 6/23/2030	982	996
Brown & Brown, Inc. 5.25% 6/23/2032	958	983
Brown & Brown, Inc. 5.55% 6/23/2035	15,693	16,162
Brown & Brown, Inc. 6.25% 6/23/2055	14,635	15,411
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (i)(l)	3,400	3,537
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (i)(l)	16,902	17,575
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (i)(l)	10,191	10,324
CaixaBank SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033) (i)(l)	2,000	2,231
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (l)	742	771
Chubb INA Holdings, LLC 3.35% 5/3/2026	765	763
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,553
Citibank, NA 4.914% 5/29/2030	9,400	9,674
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027) (l)	700	694
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (l)	11,000	11,145
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (l)	18,363	16,938
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (l)	11,225	11,241
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (l)	3,775	3,358
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (l)	1,950	2,041
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (l)	3,532	3,616
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (l)	1,300	1,317
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (l)	18,020	18,739
CME Group, Inc. 3.75% 6/15/2028	5,875	5,862
Coinbase Global, Inc. 3.375% 10/1/2028 (i)	115,458	109,905
Coinbase Global, Inc. 3.625% 10/1/2031 (i)	62,595	55,998
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (i)	55,581	50,393
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (i)	25,178	22,251
Corebridge Financial, Inc. 3.65% 4/5/2027	7,215	7,156
Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,347
Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,193
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,411
Corebridge Financial, Inc. 4.40% 4/5/2052	2,907	2,406
Credit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026) (i)(l)	4,900	4,863
Deutsche Bank AG 4.10% 1/13/2026	33,123	33,096
Deutsche Bank AG 4.10% 1/13/2026	834	834
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (l)	25,913	25,373
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (l)	6,558	6,875
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (l)	8,775	9,372
Equitable Holdings, Inc. 5.00% 4/20/2048	849	781
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (l)	17,500	17,160
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (l)	13,700	13,876
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (l)	1,157	1,194
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (l)	4,111	4,093
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (l)	7,500	5,835
The Income Fund of America — Page 8 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Hightower Holding, LLC 6.75% 4/15/2029 (i)	USD32,820	$33,035
Hightower Holding, LLC 9.125% 1/31/2030 (i)	39,065	42,067
Howden UK Refinance PLC 7.25% 2/15/2031 (i)	26,210	27,038
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (i)	9,445	9,758
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (l)	243	257
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (l)	4,701	4,443
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (l)	6,495	6,507
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (l)	2,000	1,820
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (l)	1,922	1,738
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (l)	29,241	30,216
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (l)	1,110	1,111
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (l)	298	329
HUB International, Ltd. 5.625% 12/1/2029 (i)	25,020	24,966
HUB International, Ltd. 7.25% 6/15/2030 (i)	12,698	13,266
HUB International, Ltd. 7.375% 1/31/2032 (i)	25,565	26,512
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.12% 6/20/2030 (j)(k)	35,383	35,529
Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,283
Intesa Sanpaolo SpA 5.71% 1/15/2026 (i)	41,358	41,437
Intesa Sanpaolo SpA 3.875% 7/14/2027 (i)	6,150	6,114
Intesa Sanpaolo SpA 3.875% 1/12/2028 (i)	2,820	2,792
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (i)(l)	8,332	9,847
ION Platform Finance US, Inc. 8.75% 5/1/2029 (i)	43,925	44,747
ION Platform Finance US, Inc. 9.50% 5/30/2029 (i)	32,282	33,024
ION Platform Finance US, Inc. 9.00% 8/1/2029 (i)	30,259	30,666
ION Platform Finance US, Inc. 7.875% 9/30/2032 (i)	23,465	22,916
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (i)	45,895	44,409
Jackson National Life Global Funding 4.55% 9/9/2030 (i)	8,000	7,987
Jane Street Group, LLC 7.125% 4/30/2031 (i)	5,998	6,299
Jane Street Group, LLC 6.75% 5/1/2033 (i)	36,875	38,495
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (l)	2,070	2,092
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (l)	4,000	4,082
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027) (l)	350	347
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (l)	6,435	6,518
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (l)	5,200	5,242
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (l)	6,500	6,851
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (l)	1,790	1,868
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (l)	7,515	7,617
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (l)	4,350	4,496
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (l)	5,850	5,831
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (l)	4,835	5,001
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (l)	12,034	12,690
JPMorgan Chase & Co. 5.576% 07/23/2036 (USD-SOFR + 1.635% on 7/23/2035) (l)	1,470	1,525
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (l)	1,075	1,072
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (l)	6,250	4,356
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (l)	7,070	6,945
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (i)(l)	2,400	2,479
Liberty Mutual Group, Inc. 4.569% 2/1/2029 (i)	2,929	2,947
Lloyds Banking Group PLC 4.582% 12/10/2025	4,600	4,601
Lloyds Banking Group PLC 4.425% 11/4/2031 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.82% on 11/4/2030) (l)	3,355	3,350
LPL Holdings, Inc. 4.625% 11/15/2027 (i)	22,510	22,443
The Income Fund of America — Page 9 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
LPL Holdings, Inc. 4.00% 3/15/2029 (i)	USD19,120	$18,683
LPL Holdings, Inc. 4.375% 5/15/2031 (i)	21,690	21,026
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (l)	13,352	14,457
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	11,250	11,506
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,250	7,361
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,500	4,438
Mastercard, Inc. 4.35% 1/15/2032	219	220
Mastercard, Inc. 4.85% 3/9/2033	33	34
Metropolitan Life Global Funding I 5.05% 6/11/2027 (i)	3,000	3,048
Metropolitan Life Global Funding I 5.15% 3/28/2033 (i)	3,578	3,713
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030) (l)	3,350	2,996
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (l)	2,000	2,042
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (l)	2,250	2,297
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (l)	2,175	2,216
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (l)	10,134	10,362
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (l)	2,175	2,245
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (l)	6,432	6,601
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (l)	2,687	2,775
Morgan Stanley 2.699% 1/22/2031 (USD-SOFR + 1.143% on 1/22/2030) (l)	1,001	937
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (l)	3,523	3,633
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (l)	3,325	3,314
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (l)	276	242
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (l)	5,707	5,678
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054) (l)	5,447	5,512
Nasdaq, Inc. 5.55% 2/15/2034	871	914
Navient Corp. 6.75% 6/15/2026	15,000	15,172
Navient Corp. 5.00% 3/15/2027	19,710	19,607
Navient Corp. 4.875% 3/15/2028	3,085	3,019
Navient Corp. 5.50% 3/15/2029	95,140	93,659
Navient Corp. 9.375% 7/25/2030	3,215	3,535
Navient Corp. 11.50% 3/15/2031	43,790	49,159
Navient Corp. 7.875% 6/15/2032	42,110	43,558
Navient Corp. 5.625% 8/1/2033	13,460	12,198
New York Life Global Funding 4.55% 1/28/2033 (i)	3,288	3,288
Northwestern Mutual Global Funding 1.75% 1/11/2027 (i)	8,500	8,285
OneMain Finance Corp. 3.875% 9/15/2028	9,644	9,313
OneMain Finance Corp. 6.625% 5/15/2029	31,150	32,072
OneMain Finance Corp. 5.375% 11/15/2029	15,380	15,271
OneMain Finance Corp. 7.875% 3/15/2030	26,250	27,687
OneMain Finance Corp. 6.125% 5/15/2030	35,623	36,064
OneMain Finance Corp. 7.50% 5/15/2031	6,010	6,283
OneMain Finance Corp. 7.125% 11/15/2031	34,750	36,040
OneMain Finance Corp. 7.125% 9/15/2032	28,370	29,317
OneMain Finance Corp. 6.50% 3/15/2033	24,160	24,129
Osaic Holdings, Inc. 6.75% 8/1/2032 (i)	20,000	20,676
Osaic Holdings, Inc. 8.00% 8/1/2033 (i)	23,345	23,975
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.965% 7/30/2032 (j)(k)	36,855	36,934
Oxford Finance, LLC 6.375% 2/1/2027 (i)	13,940	13,860
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (i)	8,060	8,336
PayPal Holdings, Inc. 2.65% 10/1/2026	957	946
PayPal Holdings, Inc. 2.30% 6/1/2030	674	621
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (i)	32,290	33,707
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (i)	24,030	24,884
Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,416
The Income Fund of America — Page 10 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Prudential Financial, Inc. 3.70% 3/13/2051	USD755	$573
Rocket Companies, Inc. 7.125% 2/1/2032 (i)	13,930	14,636
Rocket Mortgage, LLC 2.875% 10/15/2026 (i)	12,990	12,760
Rocket Mortgage, LLC 3.625% 3/1/2029 (i)	6,645	6,389
Ryan Specialty, LLC 4.375% 2/1/2030 (i)	30,295	29,654
Ryan Specialty, LLC 5.875% 8/1/2032 (i)	14,970	15,233
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (l)	3,575	3,606
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (l)	5,250	5,127
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (l)	14,895	15,157
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (l)	1,861	1,945
SLM Corp. 6.50% 1/31/2030	2,775	2,879
Starwood Property Trust, Inc. 4.375% 1/15/2027 (i)	33,055	32,781
Starwood Property Trust, Inc. 7.25% 4/1/2029 (i)	17,565	18,522
Starwood Property Trust, Inc. 6.50% 7/1/2030 (i)	14,100	14,681
Starwood Property Trust, Inc. 6.50% 10/15/2030 (i)	21,170	22,079
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (i)(l)	1,400	1,416
Synchrony Bank 5.625% 8/23/2027	9,000	9,188
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR Index + 1.395% on 7/29/2028) (l)	2,874	2,897
Truist Bank 4.136% 10/23/2029 (USD-SOFR + 0.911% on 10/23/2028) (l)	8,000	7,970
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (l)	3,163	3,419
Truist Financial Corp. 4.964% 10/23/2036 (USD-SOFR + 1.395% on 10/23/2035) (l)	4,572	4,504
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (j)(k)	46,810	47,593
U.S. Bancorp 2.375% 7/22/2026	5,000	4,947
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (l)	7,250	7,525
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026) (i)(l)	2,650	2,631
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (i)(l)	20,134	19,983
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (i)(l)	6,000	5,873
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (i)(l)	1,407	1,418
UBS Group AG 6.442% 8/11/2028 (USD-SOFR + 3.70% on 8/11/2027) (i)(l)	6,152	6,382
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (i)(l)	1,725	1,713
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (i)(l)	1,325	1,371
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (i)(l)	3,050	3,017
UniCredit SpA 4.625% 4/12/2027 (i)	600	602
USI, Inc. 7.50% 1/15/2032 (i)	9,555	9,905
Visa, Inc. 3.15% 12/14/2025	6,750	6,743
Voyager Parent, LLC 9.25% 7/1/2032 (i)	29,555	31,006
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (l)	7,575	7,742
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (l)	4,900	4,769
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (l)	8,248	8,342
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030) (l)	7,350	6,855
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (l)	10,750	11,941
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (l)	9,400	8,476
Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,338
		3,284,665
The Income Fund of America — Page 11 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary 2.27%	Principal amount (000)	Value (000)
Advance Auto Parts, Inc. 5.95% 3/9/2028	USD1,525	$1,548
Advance Auto Parts, Inc. 3.90% 4/15/2030	5,680	5,213
Advance Auto Parts, Inc. 3.50% 3/15/2032	2,739	2,375
Advance Auto Parts, Inc. 7.375% 8/1/2033 (i)	1,460	1,480
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.647% 3/11/2030 (c)(j)(k)	3,520	3,520
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 7.614%) 6.00% PIK and 5.765% Cash 3/11/2030 (c)(h)(j)(k)	3,289	3,289
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	855	777
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	931
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	224
Allied Universal Holdco, LLC 4.625% 6/1/2028 (i)	22,900	22,429
Allied Universal Holdco, LLC 6.00% 6/1/2029 (i)	23,230	22,730
Allied Universal Holdco, LLC 6.875% 6/15/2030 (i)	4,795	4,923
Allied Universal Holdco, LLC 7.875% 2/15/2031 (i)	2,280	2,376
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (i)	21,147	21,951
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (i)	48,325	46,980
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (i)	4,555	4,390
Bath & Body Works, Inc. 6.875% 11/1/2035	14,928	15,635
Bath & Body Works, Inc. 6.75% 7/1/2036	16,000	16,590
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.742% 10/16/2031 (j)(k)	29,068	29,255
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	22,513
Boyd Gaming Corp. 4.75% 6/15/2031 (i)	11,255	10,846
Boyne USA, Inc. 4.75% 5/15/2029 (i)	31,780	31,186
Caesars Entertainment, Inc. 4.625% 10/15/2029 (i)	19,495	18,354
Caesars Entertainment, Inc. 7.00% 2/15/2030 (i)	35,305	36,348
Caesars Entertainment, Inc. 6.50% 2/15/2032 (i)	26,445	26,682
Caesars Entertainment, Inc. 6.00% 10/15/2032 (i)	8,800	8,403
Carnival Corp. 4.00% 8/1/2028 (i)	1,995	1,964
Carnival Corp. 5.125% 5/1/2029 (i)	10,915	11,057
Carnival Corp. 7.00% 8/15/2029 (i)	9,630	10,133
Carnival Corp. 5.75% 3/15/2030 (i)	14,000	14,429
Carnival Corp. 5.75% 8/1/2032 (i)	56,810	58,431
Carnival Corp. 6.125% 2/15/2033 (i)	11,295	11,655
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (i)	18,980	20,253
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (i)	11,599	11,752
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (i)	1,108	1,129
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (i)	3,825	3,612
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (i)	6,460	6,622
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (i)	14,370	14,779
Fertitta Entertainment, LLC 4.625% 1/15/2029 (i)	35,920	34,390
Fertitta Entertainment, LLC 6.75% 1/15/2030 (i)	8,635	8,011
First Student Bidco, Inc. 4.00% 7/31/2029 (i)	38,200	36,966
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (j)(k)	4,447	4,460
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.711% 8/15/2030 (j)(k)	1,423	1,427
Flutter Treasury DAC 5.875% 6/4/2031 (i)	10,635	10,775
Ford Motor Co. 3.25% 2/12/2032	88,550	77,250
Ford Motor Credit Co., LLC 3.375% 11/13/2025	7,700	7,697
Ford Motor Credit Co., LLC 6.95% 3/6/2026	2,180	2,193
Ford Motor Credit Co., LLC 4.271% 1/9/2027	8,820	8,767
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,058
Ford Motor Credit Co., LLC 4.95% 5/28/2027	680	681
Ford Motor Credit Co., LLC 4.125% 8/17/2027	6,910	6,825
Ford Motor Credit Co., LLC 3.815% 11/2/2027	7,965	7,814
Ford Motor Credit Co., LLC 2.90% 2/16/2028	19,180	18,351
The Income Fund of America — Page 12 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 5.918% 3/20/2028	USD9,949	$10,167
Ford Motor Credit Co., LLC 6.798% 11/7/2028	7,775	8,126
Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	15,849
Ford Motor Credit Co., LLC 5.80% 3/8/2029	40,957	41,688
Ford Motor Credit Co., LLC 5.113% 5/3/2029	16,757	16,691
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,805	18,179
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,925	2,061
Ford Motor Credit Co., LLC 5.73% 9/5/2030	43,407	44,034
Ford Motor Credit Co., LLC 4.00% 11/13/2030	51,645	48,465
Ford Motor Credit Co., LLC 6.05% 3/5/2031	53,551	54,801
Ford Motor Credit Co., LLC 3.625% 6/17/2031	21,447	19,464
Ford Motor Credit Co., LLC 6.054% 11/5/2031	114,398	116,997
Ford Motor Credit Co., LLC 6.532% 3/19/2032	52,680	55,013
Ford Motor Credit Co., LLC 7.122% 11/7/2033	16,159	17,370
Ford Motor Credit Co., LLC 6.125% 3/8/2034	51,692	52,340
Ford Motor Credit Co., LLC 6.50% 2/7/2035	20,880	21,619
Ford Motor Credit Co., LLC 5.869% 10/31/2035	64,710	63,957
Gap, Inc. 3.625% 10/1/2029 (i)	2,507	2,362
Gap, Inc. 3.875% 10/1/2031 (i)	1,670	1,529
General Motors Co. 6.60% 4/1/2036	5,110	5,557
General Motors Co. 6.75% 4/1/2046	12,230	13,224
General Motors Financial Co., Inc. 4.20% 10/27/2028	7,183	7,167
General Motors Financial Co., Inc. 5.35% 1/7/2030	18,010	18,539
General Motors Financial Co., Inc. 5.85% 4/6/2030	10,852	11,391
General Motors Financial Co., Inc. 5.45% 7/15/2030	70,148	72,709
General Motors Financial Co., Inc. 5.90% 1/7/2035	32,462	33,832
Genting New York, LLC 7.25% 10/1/2029 (i)	5,525	5,724
Grand Canyon University 4.375% 10/1/2026	2,500	2,469
Great Canadian Gaming Corp. 8.75% 11/15/2029 (i)	3,355	3,283
Group 1 Automotive, Inc. 6.375% 1/15/2030 (i)	12,220	12,487
Hanesbrands, Inc. 9.00% 2/15/2031 (i)	14,012	14,792
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.75%) 6.715% 3/7/2032 (j)(k)	32,942	33,148
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	30,636
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (i)	22,520	21,419
Hilton Domestic Operating Company Inc. 5.75% 9/15/2033 (i)	31,890	32,508
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (i)	17,560	16,874
Home Depot, Inc. 1.50% 9/15/2028	5,000	4,687
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,832
Home Depot, Inc. 1.875% 9/15/2031	6,250	5,480
Home Depot, Inc. 5.95% 4/1/2041	12,500	13,478
Home Depot, Inc. 4.50% 12/6/2048	601	528
Home Depot, Inc. 5.30% 6/25/2054	8,500	8,309
Hyatt Hotels Corp. 5.05% 3/30/2028	7,086	7,213
Hyatt Hotels Corp. 5.75% 3/30/2032	23,992	25,063
Hyundai Capital America 1.30% 1/8/2026 (i)	9,000	8,951
Hyundai Capital America 1.50% 6/15/2026 (i)	7,378	7,255
Hyundai Capital America 5.45% 6/24/2026 (i)	7,781	7,837
Hyundai Capital America 1.65% 9/17/2026 (i)	950	929
Hyundai Capital America 3.00% 2/10/2027 (i)	19,500	19,197
Hyundai Capital America 4.85% 3/25/2027 (i)	25,000	25,200
Hyundai Capital America 4.875% 6/23/2027 (i)	8,450	8,529
Hyundai Capital America 5.275% 6/24/2027 (i)	12,573	12,771
Hyundai Capital America 2.375% 10/15/2027 (i)	2,371	2,289
Hyundai Capital America 4.90% 6/23/2028 (i)	11,406	11,576
The Income Fund of America — Page 13 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 2.10% 9/15/2028 (i)	USD4,125	$3,881
Hyundai Capital America 4.25% 9/18/2028 (i)	2,338	2,333
Hyundai Capital America 5.30% 1/8/2030 (i)	18,000	18,553
Hyundai Capital America 5.10% 6/24/2030 (i)	9,959	10,186
Hyundai Capital America 4.50% 9/18/2030 (i)	1,043	1,041
Hyundai Capital America 5.40% 1/8/2031 (i)	1,995	2,057
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (i)	3,490	3,461
International Game Technology PLC 5.25% 1/15/2029 (i)	38,300	38,228
KB Home 7.25% 7/15/2030	10,295	10,620
Kontoor Brands, Inc. 4.125% 11/15/2029 (i)	5,180	4,927
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (i)	45,987	44,808
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (i)	22,295	23,477
Levi Strauss & Co. 3.50% 3/1/2031 (i)	42,030	39,003
Light and Wonder International, Inc. 7.25% 11/15/2029 (i)	3,107	3,190
Light and Wonder International, Inc. 7.50% 9/1/2031 (i)	7,895	8,201
Light and Wonder International, Inc. 6.25% 10/1/2033 (i)	21,235	21,162
Lithia Motors, Inc. 3.875% 6/1/2029 (i)	37,385	35,732
Lithia Motors, Inc. 5.50% 10/1/2030 (i)	19,365	19,413
Lithia Motors, Inc. 4.375% 1/15/2031 (i)	4,550	4,342
Marriott International, Inc. 4.90% 4/15/2029	2,504	2,557
Marriott International, Inc. 2.75% 10/15/2033	3,220	2,799
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029 (i)	2,595	2,502
McDonald’s Corp. 4.60% 9/9/2032	1,790	1,817
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (i)	11,330	11,304
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025 (i)	2,850	2,852
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (c)(j)	1,121	428
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (c)(j)	641	245
MGM Resorts International 5.50% 4/15/2027	3,617	3,639
Newell Brands, Inc. 8.50% 6/1/2028 (i)	11,130	11,446
Newell Brands Inc. 6.625% 9/15/2029	19,425	19,033
Newell Brands, Inc. 6.375% 5/15/2030	22,630	21,555
Newell Brands, Inc. 6.625% 5/15/2032	11,685	11,013
Newell Brands, Inc. 7.125% 4/1/2036	3,360	3,174
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (i)	36,875	36,585
Nissan Motor Acceptance Corp. 2.00% 3/9/2026 (i)	16,020	15,831
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (i)	1,860	1,886
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (i)	17,890	17,343
Nissan Motor Acceptance Corp. 2.75% 3/9/2028 (i)	19,362	18,186
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (i)	9,883	9,078
Nissan Motor Acceptance Corp. 7.05% 9/15/2028 (i)	9,310	9,692
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (i)	17,914	17,565
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (i)	42,905	44,925
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (i)	952	894
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (i)	41,940	44,322
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (i)	61,170	65,106
Party City Holdings, Inc. 0% 8/27/2030 (c)	31,139	623
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	6,996
RHP Hotel Properties, LP 7.25% 7/15/2028 (i)	15,445	15,936
RHP Hotel Properties, LP 4.50% 2/15/2029 (i)	22,335	21,990
RHP Hotel Properties, LP 6.50% 6/15/2033 (i)	17,660	18,240
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (i)	2,000	2,035
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (i)	5,495	5,600
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (i)	15,000	15,404
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	28,919	29,130
The Income Fund of America — Page 14 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Sally Holdings, LLC 6.75% 3/1/2032	USD34,980	$36,444
Sands China, Ltd. 3.80% 1/8/2026	7,075	7,078
Sands China, Ltd. 2.30% 3/8/2027	1,477	1,437
Scientific Games Holdings, LP 6.625% 3/1/2030 (i)	5,755	5,261
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.934% 4/4/2029 (j)(k)	28,355	28,065
Service Corp. International 4.625% 12/15/2027	3,810	3,802
Service Corp. International 3.375% 8/15/2030	2,215	2,060
Service Corp. International 4.00% 5/15/2031	4,805	4,555
Service Corp. International 5.75% 10/15/2032	11,135	11,311
Somnigroup International, Inc. 4.00% 4/15/2029 (i)	4,625	4,459
Sonic Automotive, Inc. 4.625% 11/15/2029 (i)	53,085	51,666
Sonic Automotive, Inc. 4.875% 11/15/2031 (i)	46,860	44,623
Starbucks Corp. 5.00% 2/15/2034	4,165	4,254
Starbucks Corp. 5.40% 5/15/2035	8,569	8,892
Station Casinos, LLC 6.625% 3/15/2032 (i)	9,665	9,830
TopBuild Corp. 5.625% 1/31/2034 (i)	13,320	13,384
Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	8,307
Travel + Leisure Co. 4.50% 12/1/2029 (i)	18,020	17,555
Universal Entertainment Corp. 9.875% 8/1/2029 (i)	3,430	3,421
Vail Resorts, Inc. 5.625% 7/15/2030 (a)(i)	10,760	10,919
Vail Resorts, Inc. 6.50% 5/15/2032 (a)(i)	22,380	23,254
Valvoline, Inc. 3.625% 6/15/2031 (i)	28,499	26,022
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025 (i)	2,075	2,075
Volkswagen Group of America Finance, LLC 1.25% 11/24/2025 (i)	3,250	3,244
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (i)	8,000	8,018
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (i)	8,000	8,029
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (i)	4,276	4,330
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (i)	6,880	7,384
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.752% 7/1/2032 (j)(k)	16,760	16,773
Whirlpool Corp. 6.125% 6/15/2030	10,405	10,309
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (i)	20,505	20,167
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (i)	4,975	4,977
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (i)	12,820	13,777
ZF North America Capital, Inc. 7.50% 3/24/2031 (i)	29,790	28,670
		3,117,722
Communication services 2.21%
Alphabet, Inc. 5.25% 5/15/2055	8,280	8,211
Alphabet, Inc. 5.30% 5/15/2065	4,377	4,305
Altice France 6.50% 3/15/2032 (i)	26,925	25,804
AT&T, Inc. 1.65% 2/1/2028	5,925	5,618
AT&T, Inc. 3.50% 9/15/2053	9,669	6,622
British Telecommunications PLC 9.625% 12/15/2030 (l)	3,261	3,990
CCO Holdings, LLC 5.00% 2/1/2028 (i)	7,395	7,325
CCO Holdings, LLC 5.375% 6/1/2029 (i)	1,295	1,279
CCO Holdings, LLC 4.75% 3/1/2030 (i)	21,307	20,274
CCO Holdings, LLC 4.50% 8/15/2030 (i)	41,075	38,534
CCO Holdings, LLC 4.25% 2/1/2031 (i)	95,503	86,534
CCO Holdings, LLC 4.75% 2/1/2032 (i)	55,115	49,943
CCO Holdings, LLC 4.50% 5/1/2032	84,299	75,041
CCO Holdings, LLC 4.50% 6/1/2033 (i)	81,159	70,446
CCO Holdings, LLC 4.25% 1/15/2034 (i)	43,414	36,503
Charter Communications Operating, LLC 5.85% 12/1/2035	34,165	34,085
Charter Communications Operating, LLC 4.80% 3/1/2050	11,481	8,990
The Income Fund of America — Page 15 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 3.70% 4/1/2051	USD63,939	$41,824
Charter Communications Operating, LLC 3.90% 6/1/2052	34,569	22,702
Charter Communications Operating, LLC 5.25% 4/1/2053	7,531	6,136
Charter Communications Operating, LLC 6.70% 12/1/2055	12,668	12,501
Charter Communications Operating, LLC 5.50% 4/1/2063	8,889	7,229
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (i)	23,480	23,321
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (i)	2,400	2,357
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (i)	30,110	31,079
Comcast Corp. 5.65% 6/1/2054	1,000	958
Connect Finco SARL 9.00% 9/15/2029 (i)	167,611	177,695
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.465% 9/27/2029 (j)(k)	20,385	20,311
CSC Holdings, LLC 5.50% 4/15/2027 (i)	28,125	26,124
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.532% 1/18/2028 (j)(k)	59,190	58,774
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (h)(j)	746	571
DIRECTV Financing, LLC 5.875% 8/15/2027 (i)	34,187	34,210
DIRECTV Financing, LLC 8.875% 2/1/2030 (i)	32,800	32,647
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.26161%) 9.102% 8/2/2027 (j)(k)	566	568
DISH Network Corp. 11.75% 11/15/2027 (i)	87,435	92,105
EchoStar Corp. 10.75% 11/30/2029	86,853	95,678
EchoStar Corp. 6.75% PIK 11/30/2030 (h)	24,860	25,680
Embarq, LLC 7.995% 6/1/2036	78,221	35,851
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (i)	6,015	6,011
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (i)	75,465	76,292
Frontier Communications Holdings, LLC 5.875% 11/1/2029	57,407	58,274
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (i)	59,229	60,111
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (i)	22,025	23,084
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (i)	10,275	10,875
Gray Media, Inc. 10.50% 7/15/2029 (i)	88,400	95,321
Gray Media, Inc. 4.75% 10/15/2030 (i)	18,529	13,198
Gray Media, Inc. 5.375% 11/15/2031 (i)	61,198	42,556
Gray Media, Inc. 9.625% 7/15/2032 (i)	25,861	26,019
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.249% 12/1/2028 (j)(k)	16,850	16,895
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.384% 6/4/2029 (j)(k)	739	740
Lamar Media Corp. 3.625% 1/15/2031	25,415	23,803
Lamar Media Corp. 5.375% 11/1/2033 (i)	11,730	11,627
Ligado Networks, LLC 17.50% PIK 11/1/2023 (h)(i)(m)	71,469	20,547
Ligado Networks, LLC, Term Loan, 17.50% PIK 5/5/2028 (c)(h)(j)	25,059	25,059
Lindblad Expeditions, LLC 7.00% 9/15/2030 (i)	3,230	3,292
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (i)	36,840	36,747
Meta Platforms, Inc. 4.60% 11/15/2032	23,228	23,352
Meta Platforms, Inc. 4.875% 11/15/2035	34,821	34,988
Meta Platforms, Inc. 5.50% 11/15/2045	10,858	10,772
Meta Platforms, Inc. 5.40% 8/15/2054	13,000	12,527
Meta Platforms, Inc. 5.625% 11/15/2055	22,621	22,470
Meta Platforms, Inc. 5.75% 11/15/2065	11,162	11,079
News Corp. 3.875% 5/15/2029 (i)	13,000	12,540
Nexstar Media, Inc. 5.625% 7/15/2027 (i)	10,315	10,317
Nexstar Media, Inc. 4.75% 11/1/2028 (i)	107,725	106,117
SBA Tower Trust 1.631% 11/15/2026 (i)	23,592	22,930
Scripps Escrow II, Inc. 3.875% 1/15/2029 (i)	12,000	10,861
Sinclair Television Group, Inc. 8.125% 2/15/2033 (i)	24,070	24,558
Sirius XM Radio, LLC 3.125% 9/1/2026 (i)	1,040	1,032
Sirius XM Radio, LLC 5.00% 8/1/2027 (i)	10,000	9,984
Sirius XM Radio, LLC 4.00% 7/15/2028 (i)	63,125	61,392
The Income Fund of America — Page 16 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Sirius XM Radio, LLC 5.50% 7/1/2029 (i)	USD9,130	$9,151
Sirius XM Radio, LLC 4.125% 7/1/2030 (i)	68,223	64,276
Sirius XM Radio, LLC 3.875% 9/1/2031 (i)	140,140	127,267
Snap, Inc. 6.875% 3/1/2033 (i)	28,195	28,863
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,619
TEGNA, Inc. 5.00% 9/15/2029	12,100	12,018
T-Mobile USA, Inc. 2.05% 2/15/2028	9,725	9,291
T-Mobile USA, Inc. 4.95% 3/15/2028	5,224	5,324
T-Mobile USA, Inc. 5.30% 5/15/2035	6,362	6,510
T-Mobile USA, Inc. 4.95% 11/15/2035	1,583	1,573
T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,618
Univision Communications, Inc. 8.00% 8/15/2028 (i)	18,225	18,775
Univision Communications, Inc. 4.50% 5/1/2029 (i)	87,729	82,533
Univision Communications, Inc. 7.375% 6/30/2030 (i)	62,096	62,365
Univision Communications, Inc. 8.50% 7/31/2031 (i)	2,365	2,422
Univision Communications, Inc. 9.375% 8/1/2032 (i)	44,300	46,809
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.252% 6/24/2029 (j)(k)	574	575
Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,923
Verizon Communications, Inc. 2.355% 3/15/2032	5,696	4,983
Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,901
Verizon Communications, Inc. 5.25% 4/2/2035	10,953	11,083
Verizon Communications, Inc. 5.401% 7/2/2037 (i)	382	387
Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,682
Verizon Communications, Inc. 2.85% 9/3/2041	501	362
Verizon Communications, Inc. 2.987% 10/30/2056	3,235	1,967
Versant Media Group, Inc. 7.25% 1/30/2031 (i)	15,585	15,896
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,752	1,736
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	87,334	84,869
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	103,170	94,626
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	141,371	113,635
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	19,181	14,625
WMG Acquisition Corp. 3.75% 12/1/2029 (i)	4,771	4,568
WMG Acquisition Corp. 3.875% 7/15/2030 (i)	30,599	29,216
WMG Acquisition Corp. 3.00% 2/15/2031 (i)	7,235	6,775
X Corp., Term Loan B3, 9.50% 10/26/2029 (j)	6,175	6,204
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (j)(k)	1,132	1,104
		3,047,726
Energy 1.92%
Antero Midstream Partners, LP 5.375% 6/15/2029 (i)	17,795	17,797
Antero Midstream Partners, LP 6.625% 2/1/2032 (i)	2,430	2,518
APA Corp. 5.35% 7/1/2049	1,060	881
Archrock Partners, LP 6.625% 9/1/2032 (i)	2,345	2,412
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (i)	959	1,131
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (i)	24,790	24,810
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (i)	25,230	25,778
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (i)	13,715	13,971
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,415
Baytex Energy Corp. 8.50% 4/30/2030 (i)	8,155	8,367
Baytex Energy Corp. 7.375% 3/15/2032 (i)	9,285	9,150
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (i)	36,675	36,310
Blue Racer Midstream, LLC 7.00% 7/15/2029 (i)	4,095	4,252
Blue Racer Midstream, LLC 7.25% 7/15/2032 (i)	3,045	3,205
Borr IHC, Ltd. 10.00% 11/15/2028 (i)	45,305	45,526
The Income Fund of America — Page 17 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Borr IHC, Ltd. 10.375% 11/15/2030 (i)	USD2,100	$2,105
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	200	199
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	474
Caturus Energy, LLC 8.50% 2/15/2030 (i)	9,105	9,309
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,731
Chord Energy Corp. 6.75% 3/15/2033 (i)	20,320	20,767
CITGO Petroleum Corp. 8.375% 1/15/2029 (i)	32,845	34,237
Civitas Resources, Inc. 8.375% 7/1/2028 (i)	16,625	17,198
Civitas Resources, Inc. 8.625% 11/1/2030 (i)	7,165	7,413
Civitas Resources, Inc. 8.75% 7/1/2031 (i)	31,405	32,325
Civitas Resources, Inc. 9.625% 6/15/2033 (i)	5,980	6,421
CNX Midstream Partners, LP 4.75% 4/15/2030 (i)	8,065	7,728
CNX Resources Corp. 6.00% 1/15/2029 (i)	37,027	37,224
CNX Resources Corp. 7.375% 1/15/2031 (i)	25,699	26,682
CNX Resources Corp. 7.25% 3/1/2032 (i)	21,990	22,946
Comstock Resources, Inc. 6.75% 3/1/2029 (i)	22,880	22,700
Comstock Resources, Inc. 5.875% 1/15/2030 (i)	18,845	17,951
Constellation Oil Services Holding SA 9.375% 11/7/2029 (i)	46,653	48,053
Constellation Oil Services Holding SA 9.375% 11/7/2029	3,460	3,564
Crescent Energy Finance, LLC 9.25% 2/15/2028 (i)	26,270	27,244
Crescent Energy Finance, LLC 7.625% 4/1/2032 (i)	11,750	11,401
Crescent Energy Finance, LLC 7.375% 1/15/2033 (i)	32,175	30,419
Crescent Energy Finance, LLC 8.375% 1/15/2034 (i)	13,055	12,781
Devon Energy Corp. 4.50% 1/15/2030	3,138	3,146
Devon Energy Corp. 5.20% 9/15/2034	3,183	3,163
Devon Energy Corp. 5.75% 9/15/2054	12,317	11,349
Diamond Foreign Asset Co. 8.50% 10/1/2030 (i)	4,545	4,842
Diamondback Energy, Inc. 5.75% 4/18/2054	4,482	4,323
DT Midstream, Inc. 4.125% 6/15/2029 (i)	8,935	8,748
DT Midstream, Inc. 4.375% 6/15/2031 (i)	9,670	9,392
Ecopetrol SA 8.875% 1/13/2033	65,810	71,319
Energy Transfer, LP 7.375% 2/1/2031 (i)	14,441	15,044
Enterprise Products Operating, LLC 5.05% 1/10/2026	8,571	8,582
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	272
EOG Resources, Inc. 5.65% 12/1/2054	4,909	4,917
EQT Corp. 4.75% 1/15/2031	4,445	4,451
Equinor ASA 4.25% 11/23/2041	3,000	2,733
Expand Energy Corp. 4.75% 2/1/2032	650	638
Expand Energy Corp. 4.875% 4/15/2022 (m)	28,085	108
Exxon Mobil Corp. 2.44% 8/16/2029	65	62
Genesis Energy, LP 7.75% 2/1/2028	15,880	15,989
Genesis Energy, LP 8.25% 1/15/2029	28,935	30,249
Genesis Energy, LP 8.875% 4/15/2030	31,359	33,073
Genesis Energy, LP 7.875% 5/15/2032	22,295	22,981
Global Partners, LP 8.25% 1/15/2032 (i)	7,690	8,046
Global Partners, LP 7.125% 7/1/2033 (i)	5,730	5,817
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036 (i)	7,000	7,382
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042 (i)	2,845	3,027
Harvest Midstream I, LP 7.50% 9/1/2028 (i)	23,275	23,616
Harvest Midstream I, LP 7.50% 5/15/2032 (i)	18,570	19,259
Hess Midstream Operations, LP 5.875% 3/1/2028 (i)	5,150	5,259
Hess Midstream Operations, LP 5.125% 6/15/2028 (i)	14,435	14,412
Hess Midstream Operations, LP 6.50% 6/1/2029 (i)	7,135	7,399
Hess Midstream Operations, LP 4.25% 2/15/2030 (i)	5,020	4,893
The Income Fund of America — Page 18 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Hess Midstream Operations, LP 5.50% 10/15/2030 (i)	USD8,545	$8,608
Hilcorp Energy I, LP 5.75% 2/1/2029 (i)	1,410	1,385
Hilcorp Energy I, LP 6.00% 4/15/2030 (i)	17,350	16,931
Hilcorp Energy I, LP 6.00% 2/1/2031 (i)	25,185	23,940
Hilcorp Energy I, LP 6.25% 4/15/2032 (i)	3,840	3,649
Hilcorp Energy I, LP 8.375% 11/1/2033 (i)	18,035	18,674
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	29,665
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	18,463
Kinder Morgan, Inc. 5.00% 2/1/2029	3	3
Kinder Morgan, Inc. 5.40% 2/1/2034	890	917
Kinder Morgan, Inc. 5.45% 8/1/2052	264	250
Kodiak Gas Services, LLC 7.25% 2/15/2029 (i)	16,690	17,342
Kodiak Gas Services, LLC 6.50% 10/1/2033 (i)	1,760	1,805
Kodiak Gas Services, LLC 6.75% 10/1/2035 (i)	1,760	1,814
Matador Resources Co. 6.50% 4/15/2032 (i)	11,845	11,965
Matador Resources Co. 6.25% 4/15/2033 (i)	10,760	10,771
MEG Energy Corp. 5.875% 2/1/2029 (i)	230	230
Mesquite Energy, Inc. 7.25% 2/15/2023 (i)(m)	5,374	27
MPLX, LP 1.75% 3/1/2026	1,950	1,934
MPLX, LP 5.40% 9/15/2035	2,372	2,383
Murphy Oil Corp. 6.00% 10/1/2032	5,070	5,001
Nabors Industries, Inc. 7.375% 5/15/2027 (i)	11,677	11,860
Nabors Industries, Inc. 9.125% 1/31/2030 (i)	38,225	40,200
New Fortress Energy, Inc. 6.50% 9/30/2026 (i)	13,935	2,068
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.57% 10/30/2028 (j)(k)	1,670	756
NFE Financing, LLC 12.00% 11/15/2029 (i)	296,698	72,600
Noble Finance II, LLC 8.00% 4/15/2030 (i)	33,050	34,324
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (i)	39,610	40,420
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (i)	21,455	20,915
NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,202
NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,816
Occidental Petroleum Corp. 8.50% 7/15/2027	13,000	13,700
Occidental Petroleum Corp. 6.375% 9/1/2028	10,000	10,479
Occidental Petroleum Corp. 5.20% 8/1/2029	8,307	8,488
Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	40,385
Occidental Petroleum Corp. 6.625% 9/1/2030	42,000	45,121
Occidental Petroleum Corp. 5.375% 1/1/2032	23,000	23,411
Occidental Petroleum Corp. 5.55% 10/1/2034	34,622	35,095
Occidental Petroleum Corp. 6.45% 9/15/2036	4,428	4,705
Parkland Corp. 4.625% 5/1/2030 (i)	5,545	5,384
Permian Resources Operating, LLC 8.00% 4/15/2027 (i)	8,455	8,577
Permian Resources Operating, LLC 5.875% 7/1/2029 (i)	650	651
Permian Resources Operating, LLC 9.875% 7/15/2031 (i)	16,931	18,370
Permian Resources Operating, LLC 7.00% 1/15/2032 (i)	12,880	13,373
Permian Resources Operating, LLC 6.25% 2/1/2033 (i)	13,335	13,581
Petroleos Mexicanos 6.49% 1/23/2027	2,663	2,704
Petroleos Mexicanos 6.50% 3/13/2027	7,764	7,922
Petroleos Mexicanos 5.35% 2/12/2028	4,967	4,981
Petroleos Mexicanos 6.50% 1/23/2029	865	885
Petroleos Mexicanos 8.75% 6/2/2029	32,208	34,777
Petroleos Mexicanos 6.84% 1/23/2030	25,862	26,563
Petroleos Mexicanos 5.95% 1/28/2031	54,032	52,887
Petroleos Mexicanos 6.70% 2/16/2032	123,631	123,602
Petroleos Mexicanos 10.00% 2/7/2033	18,000	21,067
The Income Fund of America — Page 19 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.625% 6/15/2035	USD12,000	$11,525
Petroleos Mexicanos 6.375% 1/23/2045	3,384	2,751
Petroleos Mexicanos 6.75% 9/21/2047	23,557	19,528
Petroleos Mexicanos 6.35% 2/12/2048	8,174	6,558
Petroleos Mexicanos 7.69% 1/23/2050	27,894	25,319
Petroleos Mexicanos 6.95% 1/28/2060	44,625	36,786
Plains All American Pipeline, LP 3.80% 9/15/2030	450	435
Range Resources Corp. 8.25% 1/15/2029	11,472	11,711
Range Resources Corp. 4.75% 2/15/2030 (i)	4,415	4,323
Saudi Arabian Oil Co. 5.75% 7/17/2054 (i)	7,910	7,959
Seadrill Finance, Ltd. 8.375% 8/1/2030 (i)	10,965	11,226
SM Energy Co. 6.50% 7/15/2028	2,975	3,003
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	2,952	2,984
Suburban Propane Partners, LP 5.00% 6/1/2031 (i)	6,125	5,813
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (i)	19,570	19,925
Sunoco, LP 6.00% 4/15/2027	12,160	12,204
Sunoco, LP 5.875% 3/15/2028	12,700	12,772
Sunoco, LP 7.00% 9/15/2028 (i)	14,945	15,466
Sunoco, LP 7.00% 5/1/2029 (i)	10,240	10,682
Sunoco, LP 4.50% 5/15/2029	12,580	12,345
Sunoco, LP 4.50% 4/30/2030	6,950	6,738
Sunoco, LP 5.625% 3/15/2031 (i)	7,715	7,725
Sunoco, LP 7.25% 5/1/2032 (i)	1,385	1,461
Sunoco, LP 6.25% 7/1/2033 (i)	14,590	14,916
Sunoco, LP 5.875% 3/15/2034 (i)	8,715	8,719
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (i)(l)	14,755	14,995
Superior Plus, LP 4.50% 3/15/2029 (i)	9,082	8,814
Talos Production, Inc. 9.00% 2/1/2029 (i)	7,985	8,216
Talos Production, Inc. 9.375% 2/1/2031 (i)	13,725	14,051
Targa Resources Partners, LP 6.875% 1/15/2029	9,385	9,535
Tidewater, Inc. 9.125% 7/15/2030 (i)	4,155	4,438
TotalEnergies Capital SA 5.275% 9/10/2054	7,500	7,197
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,442
Transocean International, Ltd. 8.75% 2/15/2030 (i)	922	969
Transocean International, Ltd. 7.875% 10/15/2032 (i)	2,435	2,510
Transocean Poseidon, Ltd. 6.875% 2/1/2027 (i)	19,703	19,703
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (i)	25,070	25,780
Transocean, Inc. 8.25% 5/15/2029 (i)	9,080	9,141
Transocean, Inc. 8.50% 5/15/2031 (i)	14,395	14,303
USA Compression Partners, LP 6.25% 10/1/2033 (i)	17,450	17,529
Valero Energy Corp. 4.00% 4/1/2029	5,000	4,962
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (i)	20,300	19,244
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (i)	7,746	7,908
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (i)	40,865	37,813
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (i)	1,900	1,678
Venture Global LNG, Inc. 8.125% 6/1/2028 (i)	1,040	1,072
Venture Global LNG, Inc. 7.00% 1/15/2030 (i)	16,110	16,313
Venture Global LNG, Inc. 8.375% 6/1/2031 (i)	63,960	65,720
Venture Global LNG, Inc. 9.875% 2/1/2032 (i)	15,640	16,716
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (i)	22,745	25,029
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (i)	15,050	15,774
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (i)	14,885	16,807
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (i)	30,550	32,375
The Income Fund of America — Page 20 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Vital Energy, Inc. 7.875% 4/15/2032 (i)	USD15,130	$14,333
Weatherford International, Ltd. 8.625% 4/30/2030 (i)	31,671	32,392
		2,648,145
Health care 1.55%
1261229 B.C., Ltd. 10.00% 4/15/2032 (i)	45,005	47,088
AbbVie, Inc. 4.95% 3/15/2031	1,175	1,215
AbbVie, Inc. 5.05% 3/15/2034	1,050	1,081
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,678
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,274
AbbVie, Inc. 5.35% 3/15/2044	375	377
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,116
AbbVie, Inc. 5.40% 3/15/2054	10,500	10,452
AbbVie, Inc. 5.60% 3/15/2055	3,451	3,542
AdaptHealth, LLC 6.125% 8/1/2028 (i)	12,771	12,775
AdaptHealth, LLC 4.625% 8/1/2029 (i)	17,155	16,359
AdaptHealth, LLC 5.125% 3/1/2030 (i)	9,115	8,727
Amgen, Inc. 5.25% 3/2/2033	7,168	7,424
Amgen, Inc. 5.60% 3/2/2043	6,753	6,859
Amgen, Inc. 5.65% 3/2/2053	8,387	8,376
Amgen, Inc. 4.40% 2/22/2062	3,249	2,604
Amgen, Inc. 5.75% 3/2/2063	1,847	1,846
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,327
AstraZeneca Finance, LLC 4.90% 2/26/2031	4,050	4,193
AstraZeneca Finance, LLC 5.00% 2/26/2034	8,375	8,667
AstraZeneca PLC 3.375% 11/16/2025	4,500	4,498
Avantor Funding, Inc. 4.625% 7/15/2028 (i)	13,220	13,016
Avantor Funding, Inc. 3.875% 11/1/2029 (i)	28,430	27,025
Bausch + Lomb Corp. 8.375% 10/1/2028 (i)	17,435	18,241
Bausch Health Americas, Inc. 8.50% 1/31/2027 (i)	37,720	37,590
Bausch Health Cos., Inc. 4.875% 6/1/2028 (i)	365	332
Baxter International, Inc. 1.915% 2/1/2027	9,739	9,464
Baxter International, Inc. 2.272% 12/1/2028	5,534	5,196
Bayer US Finance II, LLC 4.40% 7/15/2044 (i)	13,090	10,645
Bayer US Finance, LLC 6.125% 11/21/2026 (i)	9,951	10,121
Bayer US Finance, LLC 6.25% 1/21/2029 (i)	5,902	6,201
Bristol-Myers Squibb Co. 5.20% 2/22/2034	10,525	10,938
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,500	1,494
Bristol-Myers Squibb Co. 5.65% 2/22/2064	7,000	6,954
Centene Corp. 4.25% 12/15/2027	24,109	23,779
Centene Corp. 2.45% 7/15/2028	15,555	14,511
Centene Corp. 4.625% 12/15/2029	24,871	24,143
Centene Corp. 3.375% 2/15/2030	20,203	18,598
Centene Corp. 3.00% 10/15/2030	1,760	1,572
Centene Corp. 2.50% 3/1/2031	32,360	27,879
Centene Corp. 2.625% 8/1/2031	16,982	14,583
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (i)	27,840	27,544
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (i)	900	892
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (i)	38,125	35,772
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (i)	19,870	21,445
Cigna Group (The) 4.875% 9/15/2032	2,000	2,019
Cigna Group (The) 5.25% 1/15/2036	13,439	13,656
Cigna Group (The) 6.00% 1/15/2056	8,878	9,175
CVS Health Corp. 5.00% 1/30/2029	7,413	7,569
The Income Fund of America — Page 21 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.40% 6/1/2029	USD9,561	$9,897
CVS Health Corp. 5.55% 6/1/2031	7,012	7,364
CVS Health Corp. 5.00% 9/15/2032	526	535
CVS Health Corp. 5.70% 6/1/2034	8,598	8,996
CVS Health Corp. 5.45% 9/15/2035	895	914
CVS Health Corp. 6.20% 9/15/2055	8,259	8,489
DaVita, Inc. 4.625% 6/1/2030 (i)	1,435	1,387
DaVita, Inc. 3.75% 2/15/2031 (i)	20,865	19,173
DaVita, Inc. 6.875% 9/1/2032 (i)	7,235	7,503
DaVita, Inc. 6.75% 7/15/2033 (i)	20,730	21,512
Elevance Health, Inc. 5.20% 2/15/2035	2,213	2,259
Elevance Health, Inc. 5.00% 1/15/2036	1,627	1,621
Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,187
Elevance Health, Inc. 5.70% 9/15/2055	12,750	12,694
Eli Lilly and Co. 5.10% 2/12/2035	14,179	14,685
Eli Lilly and Co. 4.90% 10/15/2035	3,000	3,052
Eli Lilly and Co. 5.55% 10/15/2055	4,686	4,803
Encompass Health Corp. 4.50% 2/1/2028	13,743	13,648
Encompass Health Corp. 4.75% 2/1/2030	4,560	4,516
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (i)	39,665	42,091
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 7.965% 4/23/2031 (j)(k)	65,865	65,568
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,726	2,782
Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,729
Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	3,101
HCA, Inc. 5.875% 2/15/2026	12,399	12,414
Humana, Inc. 5.375% 4/15/2031	6,292	6,501
Humana, Inc. 5.55% 5/1/2035	10,618	10,863
Humana, Inc. 5.75% 4/15/2054	2,916	2,795
IQVIA, Inc. 5.00% 5/15/2027 (i)	11,510	11,514
IQVIA, Inc. 6.50% 5/15/2030 (i)	37,505	38,981
IQVIA, Inc. 6.25% 6/1/2032 (i)	23,110	24,116
Jazz Securities DAC 4.375% 1/15/2029 (i)	14,125	13,850
Medline Borrower, LP 3.875% 4/1/2029 (i)	7,795	7,576
Medline Borrower, LP 6.25% 4/1/2029 (i)	30,169	31,074
Medline Borrower, LP 5.25% 10/1/2029 (i)	31,235	31,137
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,484
Molina Healthcare, Inc. 4.375% 6/15/2028 (i)	25,995	25,338
Molina Healthcare, Inc. 3.875% 11/15/2030 (i)	12,815	11,833
Molina Healthcare, Inc. 3.875% 5/15/2032 (i)	86,195	77,795
Molina Healthcare, Inc. 6.25% 1/15/2033 (i)	29,460	29,684
Novant Health, Inc. 3.168% 11/1/2051	5,000	3,446
Organon & Co. 4.125% 4/30/2028 (i)	28,670	27,295
Owens & Minor, Inc. 4.50% 3/31/2029 (i)	66,750	51,436
Owens & Minor, Inc. 6.625% 4/1/2030 (i)	35,705	27,210
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.815% 3/29/2029 (j)(k)	1,928	1,919
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	12,895	13,017
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (h)(i)	38,253	37,334
Radiology Partners, Inc. 8.50% 7/15/2032 (i)	65,015	67,694
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.502% 6/30/2032 (j)(k)	50,000	49,995
Rede D’Or Finance SARL 4.95% 1/17/2028	200	199
Rede D’Or Finance SARL 4.50% 1/22/2030	400	385
Roche Holdings, Inc. 4.203% 9/9/2029 (i)	6,953	6,995
Roche Holdings, Inc. 4.592% 9/9/2034 (i)	3,703	3,718
Summa Health 3.511% 11/15/2051	2,150	1,757
The Income Fund of America — Page 22 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (i)	USD28,690	$29,555
Surgery Center Holdings, Inc., Term Loan, (1-month USD CME Term SOFR + 2.50%) 6.465% 12/19/2030 (j)(k)	3,851	3,866
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	16,803	17,103
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	4,180	4,329
Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,611
Tenet Healthcare Corp. 6.125% 10/1/2028	17,500	17,534
Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,772
Tenet Healthcare Corp. 6.75% 5/15/2031	14,510	15,066
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	19,453	19,166
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	47,053	47,104
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	167,996	174,590
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	126,860	127,747
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	13,241	14,494
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,900	3,328
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	22,170	23,158
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	80,110	60,258
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	31,820	32,924
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,261	9,485
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,300	7,506
UnitedHealth Group, Inc. 5.30% 6/15/2035	11,177	11,574
UnitedHealth Group, Inc. 5.625% 7/15/2054	9,300	9,258
UnitedHealth Group, Inc. 5.95% 6/15/2055	9,877	10,284
Viatris, Inc. 4.00% 6/22/2050	7,346	4,952
		2,129,357
Information technology 1.16%
Accenture Capital, Inc. 4.25% 10/4/2031	8,263	8,252
Accenture Capital, Inc. 4.50% 10/4/2034	7,868	7,763
Amphenol Corp. 4.625% 2/15/2036	21,297	20,939
Amphenol Corp. 5.30% 11/15/2055	10,325	10,055
ams-OSRAM AG 12.25% 3/30/2029 (i)	36,330	39,275
Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,749
Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,895
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (i)	17,037	16,620
Broadcom, Inc. 3.15% 11/15/2025	314	314
Broadcom, Inc. 5.05% 7/12/2029	3,569	3,676
Broadcom, Inc. 4.35% 2/15/2030	3,269	3,286
Broadcom, Inc. 5.15% 11/15/2031	938	976
Broadcom, Inc. 4.55% 2/15/2032	911	917
Broadcom, Inc. 4.80% 10/15/2034	929	934
Broadcom, Inc. 5.20% 7/15/2035	20,750	21,382
Broadcom, Inc. 4.80% 2/15/2036	1,929	1,915
Broadcom, Inc. 3.187% 11/15/2036 (i)	239	204
Broadcom, Inc. 4.90% 2/15/2038	12,995	12,845
Cisco Systems, Inc. 5.10% 2/24/2035	17,098	17,602
Cloud Software Group, Inc. 6.50% 3/31/2029 (i)	48,410	48,806
Cloud Software Group, Inc. 9.00% 9/30/2029 (i)	77,190	79,907
Cloud Software Group, Inc. 8.25% 6/30/2032 (i)	34,950	36,760
Cloud Software Group, Inc. 6.625% 8/15/2033 (i)	14,980	15,028
CommScope Technologies, LLC 5.00% 3/15/2027 (i)	18,560	18,504
CommScope, LLC 8.25% 3/1/2027 (i)	58,098	58,519
CommScope, LLC 7.125% 7/1/2028 (i)	16,551	16,638
CommScope, LLC 9.50% 12/15/2031 (i)	1,065	1,086
Commscope, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.715% 12/17/2029 (j)(k)	24,790	25,047
The Income Fund of America — Page 23 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (a)(i)	USD118,485	$125,766
Ellucian Holdings, Inc. 6.50% 12/1/2029 (i)	18,775	19,048
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.715% 11/22/2032 (j)(k)	5,650	5,730
Entegris, Inc. 3.625% 5/1/2029 (i)	30,000	28,645
Fair Isaac Corp. 4.00% 6/15/2028 (i)	16,730	16,434
Fair Isaac Corp. 6.00% 5/15/2033 (i)	33,225	33,903
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (f)(j)(k)	9,306	9,399
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.00% 7/30/2032 (j)(k)	27,835	27,560
Gartner, Inc. 4.50% 7/1/2028 (i)	14,275	14,161
Hughes Satellite Systems Corp. 5.25% 8/1/2026	149,996	147,733
Hughes Satellite Systems Corp. 6.625% 8/1/2026	124,614	118,058
Intel Corp. 5.20% 2/10/2033	16,000	16,301
Intel Corp. 3.05% 8/12/2051	2,040	1,294
Intel Corp. 4.90% 8/5/2052	9,000	7,735
Intel Corp. 5.60% 2/21/2054	10,509	10,058
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.965% 3/20/2033 (j)(k)	16,750	16,614
Microchip Technology, Inc. 5.05% 3/15/2029	8,175	8,336
NCR Atleos Corp. 9.50% 4/1/2029 (i)	59,983	64,820
NCR Voyix Corp. 5.125% 4/15/2029 (i)	4,281	4,241
Oracle Corp. 4.80% 9/26/2032	4,000	3,960
Oracle Corp. 5.20% 9/26/2035	23,577	23,229
Oracle Corp. 5.875% 9/26/2045	10,430	10,051
Oracle Corp. 6.00% 8/3/2055	21,706	20,782
Oracle Corp. 5.95% 9/26/2055	17,264	16,380
Oracle Corp. 6.10% 9/26/2065	14,012	13,374
Roper Technologies, Inc. 5.10% 9/15/2035	559	563
Shift4 Payments, LLC 6.75% 8/15/2032 (i)	14,530	15,020
Synaptics, Inc. 4.00% 6/15/2029 (i)	3,700	3,556
Synopsys, Inc. 5.15% 4/1/2035	8,029	8,159
Synopsys, Inc. 5.70% 4/1/2055	4,101	4,146
Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,503
Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,354
Texas Instruments, Inc. 5.10% 5/23/2035	8,250	8,515
Texas Instruments, Inc. 5.15% 2/8/2054	8,750	8,402
UKG, Inc. 6.875% 2/1/2031 (i)	13,825	14,242
Unisys Corp. 10.625% 1/15/2031 (i)	25,298	26,882
Viasat, Inc. 5.625% 4/15/2027 (i)	95,464	95,457
Viasat, Inc. 6.50% 7/15/2028 (i)	27,508	26,724
Viasat, Inc. 7.50% 5/30/2031 (i)	68,280	64,155
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.61448%) 8.579% 3/2/2029 (j)(k)	26,431	26,277
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.646% 5/30/2030 (j)(k)	5,691	5,636
Viavi Solutions, Inc. 3.75% 10/1/2029 (i)	4,675	4,413
VoltaGrid, LLC 7.375% 11/1/2030 (i)	3,015	3,068
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (f)(h)(i)	17,249	19,341
WULF Compute, LLC 7.75% 10/15/2030 (i)	17,350	18,036
		1,598,955
Real estate 1.05%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	968
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,548
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,218
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,535
American Tower Corp. 3.55% 7/15/2027	2,525	2,500
American Tower Corp. 2.30% 9/15/2031	2,000	1,772
The Income Fund of America — Page 24 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
American Tower Corp. 2.95% 1/15/2051	USD4,250	$2,747
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (i)	46,200	44,511
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (i)	23,345	21,511
Anywhere Real Estate Group, LLC 7.00% 4/15/2030 (i)	21,230	21,401
Boston Properties, LP 6.75% 12/1/2027	25,000	26,157
Boston Properties, LP 2.90% 3/15/2030	2,310	2,155
Boston Properties, LP 3.25% 1/30/2031	10,206	9,506
Boston Properties, LP 2.55% 4/1/2032	4,508	3,906
Boston Properties, LP 2.45% 10/1/2033	12,250	10,067
Boston Properties, LP 6.50% 1/15/2034	4,363	4,704
Boston Properties, LP 5.75% 1/15/2035	7,472	7,647
Equinix, Inc. 1.45% 5/15/2026	13,335	13,137
Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,695
Forestar Group, Inc. 6.50% 3/15/2033 (i)	37,785	38,742
Howard Hughes Corp. (The) 5.375% 8/1/2028 (i)	77,180	77,105
Howard Hughes Corp. (The) 4.125% 2/1/2029 (i)	62,975	60,573
Howard Hughes Corp. (The) 4.375% 2/1/2031 (i)	88,270	83,293
Hudson Pacific Properties, LP 3.25% 1/15/2030	3,340	2,855
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,861
Iron Mountain, Inc. 4.875% 9/15/2027 (i)	6,865	6,848
Iron Mountain, Inc. 5.00% 7/15/2028 (i)	11,466	11,410
Iron Mountain, Inc. 4.875% 9/15/2029 (i)	9,300	9,185
Iron Mountain, Inc. 5.25% 7/15/2030 (i)	33,830	33,700
Iron Mountain, Inc. 4.50% 2/15/2031 (i)	43,400	41,662
Iron Mountain, Inc. 6.25% 1/15/2033 (i)	18,170	18,599
Kennedy-Wilson, Inc. 4.75% 3/1/2029	39,392	37,323
Kennedy-Wilson, Inc. 4.75% 2/1/2030	66,356	61,337
Kennedy-Wilson, Inc. 5.00% 3/1/2031	39,753	36,729
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (i)	26,434	26,187
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (i)	3,335	3,273
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	18,049	18,398
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (i)	7,535	7,921
MPT Operating Partnership, LP 5.00% 10/15/2027	162,821	156,784
MPT Operating Partnership, LP 4.625% 8/1/2029	17,080	13,985
MPT Operating Partnership, LP 3.50% 3/15/2031	1,175	831
MPT Operating Partnership, LP 8.50% 2/15/2032 (i)	99,141	103,965
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (i)	5,010	5,009
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (i)	22,600	21,988
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (i)	8,695	8,911
Pebblebrook Hotel, LP 6.375% 10/15/2029 (i)	29,400	29,707
Prologis, LP 4.875% 6/15/2028	3,841	3,926
Prologis, LP 4.75% 6/15/2033	2,957	2,990
Prologis, LP 5.00% 3/15/2034	3,445	3,512
Prologis, LP 5.00% 1/31/2035	1,721	1,743
Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,632
Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,637
Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,924
RLJ Lodging Trust, LP 3.75% 7/1/2026 (i)	2,120	2,105
RLJ Lodging Trust, LP 4.00% 9/15/2029 (i)	6,265	5,921
SBA Communications Corp. 3.125% 2/1/2029	2,170	2,053
Scentre Group Trust 1 3.75% 3/23/2027 (i)	2,500	2,485
Service Properties Trust 4.95% 2/15/2027	26,398	26,349
Service Properties Trust 0% 9/30/2027 (i)	8,350	7,371
Service Properties Trust 5.50% 12/15/2027	27,165	26,478
The Income Fund of America — Page 25 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Service Properties Trust 3.95% 1/15/2028	USD56,065	$52,213
Service Properties Trust 8.375% 6/15/2029	52,506	52,208
Service Properties Trust 4.95% 10/1/2029	30,822	26,668
Service Properties Trust 4.375% 2/15/2030	34,840	29,360
Service Properties Trust 8.625% 11/15/2031 (i)	39,615	41,821
Service Properties Trust 8.875% 6/15/2032	20,406	20,160
Simon Property Group, LP 2.65% 7/15/2030	3,350	3,129
Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,431
Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,763
VICI Properties, LP 3.875% 2/15/2029 (i)	2,535	2,478
		1,439,223
Industrials 1.01%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (i)	15,509	16,024
ADT Security Corp. 4.125% 8/1/2029 (i)	920	892
AECOM 6.00% 8/1/2033 (i)	2,240	2,301
Air Lease Corp. 2.875% 1/15/2026	5,916	5,895
Air Lease Corp. 2.20% 1/15/2027	934	911
Allison Transmission, Inc. 3.75% 1/30/2031 (i)	25,185	23,274
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.215% 9/29/2031 (j)(k)	19,200	19,052
Amentum Holdings, Inc. 7.25% 8/1/2032 (i)	24,235	25,243
American Airlines, Inc. 8.50% 5/15/2029 (i)	11,890	12,412
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,776
Aramark Services, Inc. 5.00% 2/1/2028 (i)	39,000	38,988
ATI, Inc. 4.875% 10/1/2029	30,055	29,987
ATI, Inc. 7.25% 8/15/2030	14,815	15,593
ATI, Inc. 5.125% 10/1/2031	15,485	15,364
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (i)	10,553	10,490
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (i)	18,760	18,083
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (i)	4,805	4,908
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (i)	6,700	6,816
Axon Enterprise, Inc. 6.125% 3/15/2030 (i)	4,825	4,968
BAE Systems PLC 5.125% 3/26/2029 (i)	6,670	6,875
BAE Systems PLC 5.25% 3/26/2031 (i)	5,564	5,786
BAE Systems PLC 5.30% 3/26/2034 (i)	6,357	6,599
BAE Systems PLC 5.50% 3/26/2054 (i)	1,175	1,195
Boeing Co. (The) 3.10% 5/1/2026	500	497
Boeing Co. (The) 5.04% 5/1/2027	4,500	4,545
Boeing Co. (The) 5.15% 5/1/2030	7,095	7,300
Boeing Co. (The) 3.625% 2/1/2031	2,720	2,609
Boeing Co. (The) 6.388% 5/1/2031	2,425	2,639
Boeing Co. (The) 3.60% 5/1/2034	5,750	5,219
Boeing Co. (The) 6.528% 5/1/2034	26,605	29,452
Boeing Co. (The) 3.90% 5/1/2049	800	607
Boeing Co. (The) 5.805% 5/1/2050	8,550	8,500
Boeing Co. (The) 6.858% 5/1/2054	3,564	4,061
Boeing Co. (The) 7.008% 5/1/2064	2,350	2,693
Brink’s Co. (The) 4.625% 10/15/2027 (i)	12,800	12,754
Brink’s Co. (The) 6.50% 6/15/2029 (i)	4,755	4,917
Brink’s Co. (The) 6.75% 6/15/2032 (i)	7,500	7,795
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,362
BWX Technologies, Inc. 4.125% 6/30/2028 (i)	5,190	5,089
BWX Technologies, Inc. 4.125% 4/15/2029 (i)	8,595	8,415
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,944
The Income Fund of America — Page 26 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Canadian Pacific Railway Co. 5.20% 3/30/2035	USD4,698	$4,851
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,028	774
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,204	2,171
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (i)	12,595	12,138
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (i)	25,820	24,109
Clean Harbors, Inc. 5.125% 7/15/2029 (i)	2,575	2,573
Clean Harbors, Inc. 6.375% 2/1/2031 (i)	17,399	17,841
Clean Harbors, Inc. 5.75% 10/15/2033 (i)	18,165	18,578
CoreLogic, Inc. 4.50% 5/1/2028 (i)	81,186	78,479
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.61448%) 7.579% 6/2/2028 (j)(k)	24,689	24,711
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.61448%) 10.579% 6/4/2029 (j)(k)	9,000	8,994
CSX Corp. 3.80% 3/1/2028	1,300	1,295
CSX Corp. 5.05% 6/15/2035	12,097	12,308
Enviri Corp. 5.75% 7/31/2027 (i)	10,085	10,015
EquipmentShare.com, Inc. 9.00% 5/15/2028 (i)	16,535	16,680
EquipmentShare.com, Inc. 8.625% 5/15/2032 (i)	24,490	24,745
EquipmentShare.com, Inc. 8.00% 3/15/2033 (i)	13,290	13,045
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (i)	30,400	30,442
Garda World Security Corp. 8.375% 11/15/2032 (i)	10,430	10,624
General Dynamics Corp. 3.625% 4/1/2030	5,433	5,330
General Electric Co. 4.30% 7/29/2030	1,886	1,901
General Electric Co. 4.90% 1/29/2036	726	740
Herc Holdings, Inc. 6.625% 6/15/2029 (i)	19,575	20,232
Herc Holdings, Inc. 7.00% 6/15/2030 (i)	18,605	19,486
Herc Holdings, Inc. 7.25% 6/15/2033 (i)	7,940	8,377
Icahn Enterprises, LP 6.25% 5/15/2026	6,728	6,738
Icahn Enterprises, LP 5.25% 5/15/2027	42,205	41,502
Icahn Enterprises, LP 9.75% 1/15/2029	1,100	1,105
Icahn Enterprises, LP 4.375% 2/1/2029	21,525	18,596
Icahn Enterprises, LP 10.00% 11/15/2029 (i)	965	970
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,752
Lockheed Martin Corp. 5.70% 11/15/2054	6,148	6,380
Mexico City Airport Trust 3.875% 4/30/2028 (i)	770	756
Mexico City Airport Trust 5.50% 10/31/2046	2,303	2,042
Mexico City Airport Trust 5.50% 7/31/2047	4,482	3,948
Mexico City Airport Trust 5.50% 7/31/2047 (i)	215	189
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (i)	9,224	9,474
Moog, Inc. 4.25% 12/9/2027 (i)	16,909	16,774
Mueller Water Products, Inc. 4.00% 6/15/2029 (i)	5,110	4,941
NESCO Holdings II, Inc. 5.50% 4/15/2029 (i)	2,570	2,515
Norfolk Southern Corp. 4.45% 3/1/2033	3,847	3,837
Norfolk Southern Corp. 5.10% 5/1/2035	5,539	5,667
Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,172
Norfolk Southern Corp. 5.35% 8/1/2054	17,005	16,660
Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,382
Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,894
Paychex, Inc. 5.60% 4/15/2035	814	851
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.69% 2/1/2028 (j)(k)	34,010	29,498
RB Global Holdings, Inc. 7.75% 3/15/2031 (i)	11,040	11,536
Reworld Holding Corp. 4.875% 12/1/2029 (i)	19,365	18,247
RTX Corp. 1.90% 9/1/2031	6,250	5,467
RTX Corp. 5.15% 2/27/2033	9,542	9,900
RTX Corp. 5.375% 2/27/2053	3,947	3,881
Sabre GLBL, Inc. 11.125% 7/15/2030 (i)	20,895	19,772
The Income Fund of America — Page 27 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Science Applications International Corp. 5.875% 11/1/2033 (i)	USD5,215	$5,205
Sensata Technologies BV 4.00% 4/15/2029 (i)	19,310	18,836
Sensata Technologies, Inc. 3.75% 2/15/2031 (i)	26,288	24,457
Siemens Funding BV 5.80% 5/28/2055 (i)	11,564	12,359
Siemens Funding BV 5.90% 5/28/2065 (i)	10,833	11,699
Spirit AeroSystems, Inc. 4.60% 6/15/2028	485	489
Spirit AeroSystems, Inc. 9.375% 11/30/2029 (i)	2,065	2,171
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (i)	625	687
Standard Building Solutions, Inc. 6.25% 8/1/2033 (i)	10,880	11,105
TransDigm, Inc. 6.75% 8/15/2028 (i)	11,790	12,037
TransDigm, Inc. 6.375% 3/1/2029 (i)	14,590	15,005
TransDigm, Inc. 6.625% 3/1/2032 (i)	2,580	2,671
TransDigm, Inc. 6.375% 5/31/2033 (i)	25,665	26,225
TransDigm, Inc. 6.25% 1/31/2034 (i)	2,630	2,720
TransDigm, Inc. 6.75% 1/31/2034 (i)	30,725	31,863
Triton Container International, Ltd. 3.15% 6/15/2031 (i)	7,222	6,541
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,801
Union Pacific Corp. 5.10% 2/20/2035	6,058	6,237
Union Pacific Corp. 2.891% 4/6/2036	2,495	2,110
Union Pacific Corp. 3.50% 2/14/2053	1,671	1,213
Union Pacific Corp. 5.60% 12/1/2054	8,278	8,396
Union Pacific Corp. 3.839% 3/20/2060	1,078	799
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,893
United Rentals (North America), Inc. 3.875% 2/15/2031	21,600	20,521
United Rentals (North America), Inc. 3.75% 1/15/2032	10,985	10,227
United Rentals (North America), Inc. 6.125% 3/15/2034 (i)	29,140	30,444
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (i)	973	1,020
Verisk Analytics, Inc. 5.125% 2/15/2036	1,035	1,042
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021 (i)(m)	1,632	14
Waste Pro USA, Inc. 7.00% 2/1/2033 (i)	7,165	7,465
WESCO Distribution, Inc. 7.25% 6/15/2028 (i)	6,435	6,529
WESCO Distribution, Inc. 6.625% 3/15/2032 (i)	20,920	21,892
WESCO Distribution, Inc. 6.375% 3/15/2033 (i)	25,770	26,946
XPO, Inc. 6.25% 6/1/2028 (i)	4,950	5,057
XPO, Inc. 7.125% 6/1/2031 (i)	6,765	7,069
XPO, Inc. 7.125% 2/1/2032 (i)	14,878	15,697
		1,393,157
Materials 0.95%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,560
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (i)	7,629	8,079
ARD Finance SA 7.25% PIK 6/30/2027 (h)(i)	17,715	266
Avient Corp. 7.125% 8/1/2030 (i)	6,900	7,107
Avient Corp. 6.25% 11/1/2031 (i)	7,115	7,270
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (i)	7,585	7,962
Axalta Coating Systems, LLC 4.75% 6/15/2027 (i)	14,076	14,051
Ball Corp. 4.875% 3/15/2026	5,500	5,502
Ball Corp. 6.875% 3/15/2028	19,100	19,445
Ball Corp. 6.00% 6/15/2029	24,810	25,448
Ball Corp. 2.875% 8/15/2030	1,540	1,409
Ball Corp. 3.125% 9/15/2031	20,755	18,928
Ball Corp. 5.50% 9/15/2033	26,955	27,303
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,993	5,217
CAN-PACK SA 3.875% 11/15/2029 (i)	23,887	22,709
The Income Fund of America — Page 28 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Capstone Copper Corp. 6.75% 3/31/2033 (i)	USD8,275	$8,569
Celanese US Holdings, LLC 6.665% 7/15/2027	34,028	34,952
Celanese US Holdings, LLC 6.85% 11/15/2028	22,109	22,915
Celanese US Holdings, LLC 6.83% 7/15/2029	18,697	19,111
Celanese US Holdings, LLC 6.50% 4/15/2030	2,890	2,868
Celanese US Holdings, LLC 7.05% 11/15/2030	34,843	35,484
Celanese US Holdings, LLC 6.75% 4/15/2033	32,710	32,242
Celanese US Holdings, LLC 7.20% 11/15/2033	3,430	3,520
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (i)	33,580	32,841
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (i)	37,251	38,284
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (i)	36,895	37,759
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (i)	6,700	6,339
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (i)	58,500	61,286
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (i)	24,110	24,682
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (i)	16,699	17,295
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (i)	27,010	28,102
Consolidated Energy Finance SA 5.625% 10/15/2028 (i)	3,465	2,370
Consolidated Energy Finance SA 12.00% 2/15/2031 (i)	12,905	9,188
CRH America, Inc. 5.125% 5/18/2045 (i)	350	333
CVR Partners, LP 6.125% 6/15/2028 (i)	6,135	6,133
Dow Chemical Co. (The) 5.35% 3/15/2035	3,180	3,158
Dow Chemical Co. (The) 5.65% 3/15/2036	2,543	2,547
Dow Chemical Co. (The) 4.80% 5/15/2049	2,075	1,697
Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	6,908
Dow Chemical Co. (The) 5.95% 3/15/2055	8,500	8,055
Ecolab, Inc. 5.00% 9/1/2035	3,000	3,061
Element Solutions, Inc. 3.875% 9/1/2028 (i)	21,085	20,423
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (i)	75,515	79,998
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (i)	14,555	15,127
FXI Holdings, Inc. 12.25% 11/15/2026 (i)	35,598	30,797
FXI Holdings, Inc. 12.25% 11/15/2026 (i)	24,259	21,341
Graphic Packaging International, LLC 3.75% 2/1/2030 (i)	5,740	5,396
Graphic Packaging International, LLC 6.375% 7/15/2032 (i)	5,685	5,767
INEOS Finance PLC 6.75% 5/15/2028 (i)	16,310	15,396
INEOS Finance PLC 7.50% 4/15/2029 (i)	6,920	6,450
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (i)	749	714
JH North America Holdings, Inc. 5.875% 1/31/2031 (i)	4,385	4,475
JH North America Holdings, Inc. 6.125% 7/31/2032 (i)	18,400	18,884
Kaiser Aluminum Corp. 4.625% 3/1/2028 (i)	20,295	20,293
Linde, Inc. 1.10% 8/10/2030	3,657	3,198
LSB Industries, Inc. 6.25% 10/15/2028 (i)	445	439
LYB International Finance III, LLC 6.15% 5/15/2035	1,087	1,125
Mercer International, Inc. 12.875% 10/1/2028 (i)	1,435	1,193
Methanex Corp. 5.125% 10/15/2027	57,263	57,437
Methanex Corp. 5.25% 12/15/2029	2,380	2,375
Methanex Corp. 5.65% 12/1/2044	450	393
Methanex US Operations, Inc. 6.25% 3/15/2032 (i)	18,250	18,579
Minera Mexico SA de CV 5.625% 2/12/2032 (i)	11,045	11,498
Mineral Resources, Ltd. 8.00% 11/1/2027 (i)	14,800	15,125
Mineral Resources, Ltd. 9.25% 10/1/2028 (i)	23,240	24,396
Mineral Resources, Ltd. 8.50% 5/1/2030 (i)	12,175	12,702
NOVA Chemicals Corp. 5.25% 6/1/2027 (i)	13,410	13,449
NOVA Chemicals Corp. 4.25% 5/15/2029 (i)	1,505	1,466
NOVA Chemicals Corp. 9.00% 2/15/2030 (i)	6,685	7,157
The Income Fund of America — Page 29 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
NOVA Chemicals Corp. 7.00% 12/1/2031 (i)	USD8,425	$8,944
Novelis Corp. 4.75% 1/30/2030 (i)	7,523	7,277
Novelis Corp. 3.875% 8/15/2031 (i)	8,912	8,173
Quikrete Holdings, Inc. 6.375% 3/1/2032 (i)	6,685	6,939
Quikrete Holdings, Inc. 6.75% 3/1/2033 (i)	13,290	13,841
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	2,899	3,000
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	6,838	7,078
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (h)(l)	2,053	2,054
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (h)(i)(l)	529	529
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (i)	64,170	63,510
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (i)	38,225	37,921
Sealed Air Corp. 4.00% 12/1/2027 (i)	19,239	18,973
Sealed Air Corp. 6.125% 2/1/2028 (i)	30,890	31,328
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,611
Sherwin-Williams Co. 5.15% 8/15/2035	774	790
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (i)	11,735	11,753
Trivium Packaging Finance BV 8.25% 7/15/2030 (i)	6,750	6,999
Tronox, Inc. 9.125% 9/30/2030 (i)	1,005	918
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK 7/16/2026 (c)(h)(j)(k)(m)	9,424	2,337
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 8.00% PIK 9/30/2025 (c)(h)(j)(k)(m)	9,475	2,350
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK 10/16/2025 (c)(h)(j)(k)(m)	15,596	3,868
Warrior Met Coal, Inc. 7.875% 12/1/2028 (i)	23,007	23,449
Westlake Corp. 5.00% 8/15/2046	350	309
Westlake Corp. 4.375% 11/15/2047	300	241
		1,301,740
Utilities 0.72%
American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,293
American Water Capital Corp. 2.80% 5/1/2030	950	897
Calpine Corp. 5.125% 3/15/2028 (i)	12,315	12,321
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (i)	850	837
Comision Federal de Electricidad 4.688% 5/15/2029 (i)	14,525	14,385
Comision Federal de Electricidad 3.348% 2/9/2031	9,000	8,126
Comision Federal de Electricidad 3.875% 7/26/2033	7,531	6,675
Comision Federal de Electricidad 6.45% 1/24/2035 (i)	8,000	8,202
Commonwealth Edison Co. 3.85% 3/15/2052	3,848	2,988
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	3,300	3,351
Consumers Energy Co. 4.625% 5/15/2033	5,826	5,855
Duke Energy Indiana, LLC 4.90% 7/15/2043	12,285	11,617
Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,222
Duke Energy Progress, LLC 4.15% 12/1/2044	987	844
Edison International 4.125% 3/15/2028	3,650	3,590
Edison International 5.25% 11/15/2028	9,314	9,381
Edison International 5.45% 6/15/2029	11,336	11,468
Edison International 6.95% 11/15/2029	3,900	4,145
Edison International 6.25% 3/15/2030	14,858	15,436
Edison International 5.25% 3/15/2032	16,500	16,340
Electricite de France SA 6.25% 5/23/2033 (i)	5,121	5,577
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (i)(l)	3,400	3,941
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (l)	35,774	36,059
Enel Finance International NV 5.75% 9/30/2055 (i)	4,000	3,954
Eversource Energy 5.95% 7/15/2034	1,547	1,646
FirstEnergy Corp. 1.60% 1/15/2026	989	982
The Income Fund of America — Page 30 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
FirstEnergy Corp. 2.25% 9/1/2030	USD2,650	$2,396
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (i)	4,325	4,175
Georgia Power Co. 3.70% 1/30/2050	1,200	924
Israel Electric Corp., Ltd. 8.10% 12/15/2096 (i)	4,905	6,641
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (i)	11,310	11,886
Long Ridge Energy, LLC 8.75% 2/15/2032 (i)	22,185	22,957
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.715% 3/28/2031 (j)(k)	8,221	8,246
MidAmerican Energy Co. 5.85% 9/15/2054	2,325	2,455
Pacific Gas and Electric Co. 3.15% 1/1/2026	42,725	42,622
Pacific Gas and Electric Co. 2.95% 3/1/2026	21,350	21,242
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,000	2,034
Pacific Gas and Electric Co. 2.10% 8/1/2027	5,175	4,977
Pacific Gas and Electric Co. 3.30% 12/1/2027	12,557	12,310
Pacific Gas and Electric Co. 3.00% 6/15/2028	8,150	7,860
Pacific Gas and Electric Co. 3.75% 7/1/2028	11,090	10,912
Pacific Gas and Electric Co. 4.65% 8/1/2028	8,064	8,109
Pacific Gas and Electric Co. 5.55% 5/15/2029	472	486
Pacific Gas and Electric Co. 4.55% 7/1/2030	54,216	53,891
Pacific Gas and Electric Co. 2.50% 2/1/2031	18,384	16,463
Pacific Gas and Electric Co. 3.25% 6/1/2031	6,404	5,917
Pacific Gas and Electric Co. 5.90% 6/15/2032	8,362	8,757
Pacific Gas and Electric Co. 5.05% 10/15/2032	17,952	17,992
Pacific Gas and Electric Co. 6.15% 1/15/2033	2,401	2,550
Pacific Gas and Electric Co. 6.40% 6/15/2033	46,065	49,617
Pacific Gas and Electric Co. 6.95% 3/15/2034	8,323	9,245
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,950	3,059
Pacific Gas and Electric Co. 5.70% 3/1/2035	13,521	13,906
Pacific Gas and Electric Co. 6.00% 8/15/2035	10,164	10,664
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,630	1,239
Pacific Gas and Electric Co. 3.75% 8/15/2042	9,685	7,428
Pacific Gas and Electric Co. 4.95% 7/1/2050	14,916	12,851
Pacific Gas and Electric Co. 3.50% 8/1/2050	6,315	4,320
Pacific Gas and Electric Co. 6.15% 3/1/2055	1,461	1,476
PacifiCorp 5.30% 2/15/2031	2,275	2,364
PacifiCorp 5.45% 2/15/2034	13,200	13,578
PacifiCorp 3.30% 3/15/2051	9,589	6,357
PacifiCorp 2.90% 6/15/2052	9,159	5,603
PacifiCorp 5.35% 12/1/2053	9,023	8,327
PacifiCorp 5.50% 5/15/2054	3,551	3,356
PacifiCorp 5.80% 1/15/2055	7,080	6,926
PG&E Corp. 5.00% 7/1/2028	55,565	55,212
PG&E Corp. 5.25% 7/1/2030	72,720	72,009
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (l)	41,205	42,437
Progress Energy, Inc. 7.00% 10/30/2031	1,100	1,238
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,325	1,340
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (i)	11,768	11,705
Southern California Edison Co. 3.65% 3/1/2028	638	629
Southern California Edison Co. 4.20% 3/1/2029	4,812	4,765
Southern California Edison Co. 2.85% 8/1/2029	9,116	8,597
Southern California Edison Co. 5.25% 3/15/2030	27,932	28,599
Southern California Edison Co. 2.25% 6/1/2030	626	564
Southern California Edison Co. 2.50% 6/1/2031	124	110
Southern California Edison Co. 5.45% 6/1/2031	10,190	10,511
The Income Fund of America — Page 31 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Southern California Edison Co. 2.75% 2/1/2032	USD2,411	$2,133
Southern California Edison Co. 5.95% 11/1/2032	3,057	3,228
Southern California Edison Co. 5.20% 6/1/2034	1,052	1,054
Southern California Edison Co. 5.45% 3/1/2035	5,825	5,909
Southern California Edison Co. 5.75% 4/1/2035	3,100	3,212
Southern California Edison Co. 5.35% 7/15/2035	19,194	19,315
Southern California Edison Co. 5.625% 2/1/2036	16,750	16,986
Southern California Edison Co. 4.50% 9/1/2040	12,607	11,157
Southern California Edison Co. 3.60% 2/1/2045	8,000	5,851
Southern California Edison Co. 3.65% 2/1/2050	4,068	2,873
Southern California Edison Co. 5.90% 3/1/2055	750	739
Southern California Edison Co. 6.20% 9/15/2055	2,193	2,242
Southern Co. (The) 4.25% 7/1/2036	1,300	1,216
Southwestern Electric Power Co. 1.65% 3/15/2026	4,550	4,508
Talen Energy Supply, LLC 8.625% 6/1/2030 (i)	13,294	14,116
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.733% 5/17/2030 (j)(k)	16,735	16,789
Virginia Electric & Power 2.40% 3/30/2032	3,525	3,124
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,050	1,047
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	261
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,240
Xcel Energy, Inc. 5.50% 3/15/2034	1,689	1,750
		985,716
Consumer staples 0.59%
7-Eleven, Inc. 0.95% 2/10/2026 (i)	3,950	3,913
Albertsons Cos., Inc. 4.625% 1/15/2027 (i)	310	310
Albertsons Cos., Inc. 4.875% 2/15/2030 (i)	7,700	7,614
Altria Group, Inc. 5.80% 2/14/2039	16,525	17,028
Amer Sports Co. 6.75% 2/16/2031 (i)	7,135	7,438
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,600
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	2,116
B&G Foods, Inc. 5.25% 9/15/2027	27,125	26,114
B&G Foods, Inc. 8.00% 9/15/2028 (i)	39,680	37,355
BAT Capital Corp. 2.259% 3/25/2028	2,250	2,152
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,800
BAT Capital Corp. 4.625% 3/22/2033	13,198	13,043
BAT Capital Corp. 5.625% 8/15/2035	2,500	2,598
BAT Capital Corp. 4.54% 8/15/2047	1,333	1,119
BAT Capital Corp. 6.25% 8/15/2055	16,750	17,485
BAT International Finance PLC 1.668% 3/25/2026	3,050	3,019
Campbell’s Co. (The) 4.75% 3/23/2035	1,611	1,564
Campbell’s Co. (The) 5.25% 10/13/2054	264	248
Central Garden & Pet Co. 4.125% 10/15/2030	40,146	38,276
Central Garden & Pet Co. 4.125% 4/30/2031 (i)	29,890	28,026
Constellation Brands, Inc. 4.40% 11/15/2025	1,930	1,929
Constellation Brands, Inc. 2.25% 8/1/2031	3,713	3,288
Coty, Inc. 4.75% 1/15/2029 (i)	10,624	10,486
Coty, Inc. 6.625% 7/15/2030 (i)	4,156	4,257
Coty, Inc. 5.60% 1/15/2031 (i)	4,198	4,216
Darling Ingredients, Inc. 5.25% 4/15/2027 (i)	19,295	19,286
Darling Ingredients, Inc. 6.00% 6/15/2030 (i)	47,150	47,715
Energizer Holdings, Inc. 4.375% 3/31/2029 (i)	17,615	16,929
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (i)	15,815	16,755
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (i)	18,730	20,202
The Income Fund of America — Page 32 of 73

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.715% 2/12/2031 (j)(k)	USD4,923	$4,910
Imperial Brands Finance PLC 4.50% 6/30/2028 (i)	3,000	3,021
Imperial Brands Finance PLC 5.625% 7/1/2035 (i)	5,050	5,156
Imperial Brands Finance PLC 6.375% 7/1/2055 (i)	3,664	3,811
Ingles Markets, Inc. 4.00% 6/15/2031 (i)	25,700	24,111
J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,727
J. M. Smucker Co. (The) 6.20% 11/15/2033	5,195	5,636
J. M. Smucker Co. (The) 6.50% 11/15/2043	708	771
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,099	3,432
Kroger Co. 5.00% 9/15/2034	6,865	6,925
Kroger Co. 5.50% 9/15/2054	3,130	3,046
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (i)	43,025	41,707
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (i)	7,345	7,008
Mars, Inc. 4.80% 3/1/2030 (i)	5,126	5,237
Mars, Inc. 5.00% 3/1/2032 (i)	7,790	8,008
Mars, Inc. 5.70% 5/1/2055 (i)	13,113	13,352
Mondelez International, Inc. 5.125% 5/6/2035	6,229	6,364
Opal Bidco SAS 6.50% 3/31/2032 (i)	18,010	18,565
Performance Food Group, Inc. 5.50% 10/15/2027 (i)	12,980	12,995
Performance Food Group, Inc. 4.25% 8/1/2029 (i)	12,645	12,347
Performance Food Group, Inc. 6.125% 9/15/2032 (i)	11,310	11,626
Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,520
Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,117
Philip Morris International, Inc. 4.75% 11/1/2031	10,044	10,223
Philip Morris International, Inc. 4.90% 11/1/2034	10,955	11,027
Philip Morris International, Inc. 4.875% 4/30/2035	21,167	21,186
Philip Morris International, Inc. 4.625% 10/29/2035	12,091	11,796
Post Holdings, Inc. 5.50% 12/15/2029 (i)	20,825	20,861
Post Holdings, Inc. 4.625% 4/15/2030 (i)	62,941	61,100
Post Holdings, Inc. 6.25% 2/15/2032 (i)	8,961	9,222
Prestige Brands, Inc. 5.125% 1/15/2028 (i)	8,162	8,162
Prestige Brands, Inc. 3.75% 4/1/2031 (i)	8,045	7,471
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,261
Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,869
TreeHouse Foods, Inc. 4.00% 9/1/2028	30,565	29,915
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.715% 5/1/2031 (j)(k)	16,482	16,605
US Foods, Inc. 4.625% 6/1/2030 (i)	20,951	20,583
		816,554
Federal agency mortgage-backed obligations 0.01%
VM Fund I, LLC 8.625% 1/15/2028 (c)(i)	11,536	11,363
Municipals 0.00%
Texas Combined Tirz I, LLC 0% 12/7/2062 (c)(i)	3,338	3,338
Total corporate bonds, notes & loans		21,777,661
Mortgage-backed obligations 4.14% Federal agency mortgage-backed obligations 3.24%
Fannie Mae Pool #AI6180 4.00% 7/1/2026 (n)	6	6
Fannie Mae Pool #AL2940 3.50% 11/1/2027 (n)	28	28
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (n)	3	3
Fannie Mae Pool #FM8013 5.50% 4/1/2031 (n)	38	38
Fannie Mae Pool #BM1231 3.50% 11/1/2031 (n)	39	39
The Income Fund of America — Page 33 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ5674 3.00% 1/1/2033 (n)	USD88	$86
Fannie Mae Pool #254767 5.50% 6/1/2033 (n)	63	65
Fannie Mae Pool #BJ6249 4.00% 9/1/2033 (n)	77	76
Fannie Mae Pool #MA3541 4.00% 12/1/2033 (n)	80	80
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (n)	4	4
Fannie Mae Pool #MA3611 4.00% 3/1/2034 (n)	33	33
Fannie Mae Pool #735228 5.50% 2/1/2035 (n)	57	59
Fannie Mae Pool #878099 6.00% 4/1/2036 (n)	103	108
Fannie Mae Pool #880426 6.00% 4/1/2036 (n)	49	51
Fannie Mae Pool #256308 6.00% 7/1/2036 (n)	97	102
Fannie Mae Pool #888795 5.50% 11/1/2036 (n)	395	412
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (n)	8,054	7,663
Fannie Mae Pool #BE4703 3.00% 12/1/2036 (n)	460	433
Fannie Mae Pool #936999 6.00% 7/1/2037 (n)	291	305
Fannie Mae Pool #945832 6.50% 8/1/2037 (n)	51	54
Fannie Mae Pool #888637 6.00% 9/1/2037 (n)	646	681
Fannie Mae Pool #950991 6.00% 10/1/2037 (n)	210	221
Fannie Mae Pool #995674 6.00% 5/1/2038 (n)	355	375
Fannie Mae Pool #929964 6.00% 9/1/2038 (n)	213	225
Fannie Mae Pool #AE0967 3.50% 6/1/2039 (n)	58	56
Fannie Mae Pool #AC0479 6.00% 9/1/2039 (n)	135	141
Fannie Mae Pool #AE0443 6.50% 10/1/2039 (n)	80	85
Fannie Mae Pool #932274 4.50% 12/1/2039 (n)	3,227	3,243
Fannie Mae Pool #AD4927 5.00% 6/1/2040 (n)	999	1,027
Fannie Mae Pool #AE4483 4.00% 9/1/2040 (n)	882	866
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (n)	77	76
Fannie Mae Pool #AE0828 3.50% 2/1/2041 (n)	25	24
Fannie Mae Pool #AB2470 4.50% 3/1/2041 (n)	9	9
Fannie Mae Pool #AI3422 5.00% 5/1/2041 (n)	31	32
Fannie Mae Pool #AI4836 5.00% 6/1/2041 (n)	34	35
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (n)	9,646	8,446
Fannie Mae Pool #AI5571 5.00% 7/1/2041 (n)	32	33
Fannie Mae Pool #AI8482 5.00% 8/1/2041 (n)	28	28
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (n)	26	26
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (n)	77	76
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (n)	139	136
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (n)	83	82
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (n)	32,483	27,561
Fannie Mae Pool #890407 4.00% 2/1/2042 (n)	208	204
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (n)	600	588
Fannie Mae Pool #AB5377 3.50% 6/1/2042 (n)	9,358	8,967
Fannie Mae Pool #AO9140 3.50% 7/1/2042 (n)	3,013	2,870
Fannie Mae Pool #AU3742 3.50% 8/1/2043 (n)	1,843	1,755
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (n)	1,021	1,001
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (n)	712	697
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (n)	678	664
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (n)	21,929	20,785
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (n)	3,234	3,070
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (n)	7,306	6,926
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (n)	1,180	1,085
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (n)	1,454	1,336
Fannie Mae Pool #947661 6.50% 10/1/2047 (n)	28	28
Fannie Mae Pool #947554 7.00% 10/1/2047 (n)	128	137
Fannie Mae Pool #920015 7.00% 10/1/2047 (n)	33	34
The Income Fund of America — Page 34 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CA0770 3.50% 11/1/2047 (n)	USD251	$235
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (n)	4,617	4,340
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (n)	2,487	2,469
Fannie Mae Pool #FM7341 4.00% 3/1/2048 (n)	22	22
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (n)	4,122	3,990
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (n)	6,903	6,267
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (n)	5,260	4,938
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (n)	5,694	5,509
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (n)	7,827	7,566
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (n)	1,425	1,298
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (n)	947	864
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (n)	25,103	23,739
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (n)	42,895	41,412
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (n)	4,883	4,714
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (n)	27,411	25,904
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (n)	2,406	2,245
Fannie Mae Pool #BO3491 2.50% 10/1/2049 (n)	45	39
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (n)	5,073	4,886
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (n)	3,792	3,537
Fannie Mae Pool #CA4804 3.50% 12/1/2049 (n)	17,841	16,743
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (n)	14,615	13,659
Fannie Mae Pool #FM2092 3.50% 12/1/2049 (n)	10,179	9,553
Fannie Mae Pool #BN7443 2.50% 3/1/2050 (n)	54	46
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (n)	1,934	1,647
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (n)	14,311	12,410
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (n)	6,649	5,662
Fannie Mae Pool #BP5474 2.50% 6/1/2050 (n)	5,825	4,960
Fannie Mae Pool #BP5502 2.50% 6/1/2050 (n)	2,290	1,950
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (n)	1,985	1,690
Fannie Mae Pool #BP5482 2.50% 6/1/2050 (n)	477	406
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (n)	3,169	2,699
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (n)	1,789	1,521
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (n)	2,553	2,273
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (n)	8,101	6,898
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (n)	1,873	1,592
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (n)	625	543
Fannie Mae Pool #BQ0212 2.50% 8/1/2050 (n)	456	388
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (n)	346	294
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (n)	1,415	1,259
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (n)	11,533	9,462
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (n)	2,455	2,087
Fannie Mae Pool #BQ1844 2.50% 9/1/2050 (n)	238	202
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (n)	82	70
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (n)	334	299
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (n)	1,690	1,437
Fannie Mae Pool #FM4377 2.50% 10/1/2050 (n)	814	693
Fannie Mae Pool #FM5313 2.50% 10/1/2050 (n)	31	27
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (n)	2,232	1,987
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (n)	16,014	13,795
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (n)	8,133	7,079
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (n)	1,404	1,194
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (n)	18	16
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (n)	4,323	3,940
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (n)	13,556	11,636
The Income Fund of America — Page 35 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (n)	USD2,030	$1,726
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (n)	532	452
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (n)	7,154	6,520
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (n)	1,544	1,375
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (n)	196	194
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (n)	11,750	9,626
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (n)	40,409	34,684
Fannie Mae Pool #CA8480 2.50% 1/1/2051 (n)	29,291	25,555
Fannie Mae Pool #FM5608 2.50% 1/1/2051 (n)	5,407	4,596
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (n)	2,630	2,235
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (n)	34,601	29,890
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (n)	2,040	1,743
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (n)	1,870	1,592
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (n)	998	849
Fannie Mae Pool #FM5975 2.50% 2/1/2051 (n)	347	295
Fannie Mae Pool #CA9302 3.00% 2/1/2051 (n)	9,405	8,578
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (n)	3,135	2,825
Fannie Mae Pool #CA8968 3.00% 2/1/2051 (n)	620	558
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (n)	4,715	4,008
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (n)	3,069	2,609
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (n)	1,557	1,274
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (n)	5,780	4,913
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (n)	2,097	1,783
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (n)	1,836	1,560
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (n)	950	812
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (n)	560	476
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (n)	10,374	9,280
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (n)	1,261	1,131
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (n)	164,384	134,450
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (n)	5,205	4,425
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (n)	2,377	2,020
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (n)	1,228	1,043
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (n)	282	240
Fannie Mae Pool #BT1364 3.00% 5/1/2051 (n)	1,442	1,290
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (n)	3,285	2,793
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (n)	831	706
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (n)	949	849
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (n)	75	62
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (n)	7,155	6,082
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (n)	3,257	2,769
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (n)	2,559	2,175
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (n)	855	727
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (n)	454	387
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (n)	19,056	16,199
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (n)	1,083	966
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (n)	7,066	6,007
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (n)	3,792	3,223
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (n)	3,242	2,756
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (n)	1,911	1,624
Fannie Mae Pool #BT9828 2.50% 9/1/2051 (n)	1,710	1,454
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (n)	1,586	1,350
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (n)	1,129	963
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (n)	976	829
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (n)	2,803	2,383
The Income Fund of America — Page 36 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (n)	USD1,472	$1,252
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (n)	2,008	1,796
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (n)	12,478	10,195
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (n)	1,756	1,499
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (n)	2,432	2,159
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (n)	1,585	1,294
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (n)	3,909	3,380
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (n)	3,893	3,362
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (n)	2,408	2,047
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (n)	1,882	1,625
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (n)	1,863	1,611
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (n)	1,492	1,292
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (n)	874	754
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (n)	1,584	1,288
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (n)	2,728	2,319
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (n)	2,440	2,074
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (n)	2,278	1,936
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (n)	1,790	1,524
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (n)	1,327	1,128
Fannie Mae Pool #FS8108 2.50% 1/1/2052 (n)	358	306
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (n)	12,761	10,391
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (n)	2,036	1,662
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (n)	800	652
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (n)	2,292	1,948
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (n)	2,000	1,700
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (n)	52,972	47,943
Fannie Mae Pool #FS1194 3.00% 2/1/2052 (n)	10,412	9,426
Fannie Mae Pool #BV1089 4.00% 2/1/2052 (n)	42	40
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (n)	1,236	1,007
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (n)	1,204	982
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (n)	851	693
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (n)	818	667
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (n)	4,937	4,197
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (n)	1,911	1,626
Fannie Mae Pool #BV4040 2.50% 3/1/2052 (n)	401	344
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (n)	48	41
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (n)	4,926	4,000
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (n)	1,341	1,094
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (n)	640	522
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (n)	1,461	1,242
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (n)	298	253
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (n)	45	38
Fannie Mae Pool #MA4579 3.00% 4/1/2052 (n)	6,482	5,785
Fannie Mae Pool #BV5392 3.50% 4/1/2052 (n)	86	79
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (n)	295	282
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (n)	1,324	1,130
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (n)	723	614
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (n)	698	596
Fannie Mae Pool #CB3607 3.50% 5/1/2052 (n)	332	307
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (n)	1,561	1,272
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (n)	2,084	1,771
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (n)	1,423	1,214
Fannie Mae Pool #BV7255 3.50% 6/1/2052 (n)	32	30
Fannie Mae Pool #MA4626 4.00% 6/1/2052 (n)	11,251	10,739
The Income Fund of America — Page 37 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (n)	USD616	$588
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (n)	3,221	2,623
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (n)	9,264	7,877
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (n)	972	828
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (n)	108	92
Fannie Mae Pool #BW6043 2.50% 7/1/2052 (n)	30	26
Fannie Mae Pool #CB4370 3.50% 7/1/2052 (n)	161	149
Fannie Mae Pool #FS3955 3.50% 8/1/2052 (n)	402	371
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (n)	3,032	2,893
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (n)	898	764
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (n)	30	25
Fannie Mae Pool #CB4548 4.00% 9/1/2052 (n)	4,299	4,096
Fannie Mae Pool #BW9347 4.50% 9/1/2052 (n)	30,267	29,658
Fannie Mae Pool #BW1192 4.50% 9/1/2052 (n)	728	712
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (n)	14,592	14,668
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (n)	70	59
Fannie Mae Pool #MA4803 3.50% 11/1/2052 (n)	8,756	8,088
Fannie Mae Pool #FS5554 4.50% 11/1/2052 (n)	3,447	3,379
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (n)	3,437	3,494
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (n)	996	884
Fannie Mae Pool #FS4947 4.00% 1/1/2053 (n)	660	629
Fannie Mae Pool #FS5520 4.50% 1/1/2053 (n)	1,729	1,693
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (n)	483	490
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (n)	85	75
Fannie Mae Pool #FS8509 3.50% 3/1/2053 (n)	80,468	74,331
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (n)	1,472	1,499
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (n)	1,857	1,715
Fannie Mae Pool #MA4977 4.50% 4/1/2053 (n)	4,316	4,218
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (n)	1,679	1,684
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (n)	188	190
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (n)	84	85
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (n)	456	464
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (n)	300	305
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (n)	2,061	2,154
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (n)	749	778
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (n)	550	574
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (n)	5,485	4,473
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (n)	39	33
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (n)	31	29
Fannie Mae Pool #MA5070 4.50% 7/1/2053 (n)	18,539	18,141
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (n)	1,139	1,151
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (n)	21,050	20,585
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (n)	18,015	18,298
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (n)	8,764	8,902
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (n)	715	733
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (n)	17,093	17,355
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (n)	5,649	5,792
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (n)	832	843
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (n)	1,069	1,096
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (n)	64	67
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (n)	7,382	7,578
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (n)	127	130
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (n)	14,978	15,518
Fannie Mae Pool #FS7990 4.00% 2/1/2054 (n)	947	903
The Income Fund of America — Page 38 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (n)	USD7,632	$7,837
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (n)	4,402	4,563
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (n)	2,342	2,378
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (n)	1,175	1,190
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (n)	3,498	3,598
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (n)	31	32
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (n)	15,886	16,090
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (n)	2	2
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (n)	1,118	1,134
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (n)	3,079	3,139
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (n)	1,776	1,797
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (n)	2,188	2,265
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (n)	1,213	1,243
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (n)	406	416
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (n)	367	378
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (n)	64	66
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (n)	4,394	4,552
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (n)	1,159	1,173
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (n)	1,102	1,119
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (n)	8,263	8,459
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (n)	1,917	1,970
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (n)	1,525	1,571
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (n)	1,050	1,087
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (n)	854	874
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (n)	301	309
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (n)	96	98
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (n)	9,511	9,737
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (n)	4,054	4,149
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (n)	880	909
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (n)	493	506
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (n)	422	433
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (n)	357	367
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (n)	294	300
Fannie Mae Pool #DB4468 6.00% 8/1/2054 (n)	183	188
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (n)	152	157
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (n)	129	133
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (n)	118	122
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (n)	1,457	1,520
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (n)	909	941
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (n)	3,779	3,849
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (n)	470	476
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (n)	874	900
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (n)	26	26
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (n)	13	13
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (n)	2,762	2,861
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (n)	2,829	2,861
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (n)	6,180	6,328
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (n)	982	1,006
Fannie Mae Pool #CB9770 4.50% 12/1/2054 (n)	766	748
Fannie Mae Pool #CB9768 4.50% 12/1/2054 (n)	277	270
Fannie Mae Pool #BU5361 5.00% 12/1/2054 (n)	1,729	1,726
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (n)	2,186	2,216
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (n)	26,472	27,083
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (n)	4,594	4,700
The Income Fund of America — Page 39 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (n)	USD581	$595
Fannie Mae Pool #MA5605 3.50% 1/1/2055 (n)	9,000	8,305
Fannie Mae Pool #CB9737 5.00% 1/1/2055 (n)	2,996	2,991
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (n)	8,843	9,049
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (n)	4,254	4,352
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (n)	14,530	15,091
Fannie Mae Pool #CB9836 6.50% 1/1/2055 (n)	10,229	10,678
Fannie Mae Pool #MA5635 3.50% 2/1/2055 (n)	135	125
Fannie Mae Pool #MA5612 4.50% 2/1/2055 (n)	2,091	2,039
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (n)	35,253	36,072
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (n)	779	799
Fannie Mae Pool #MA5665 3.50% 3/1/2055 (n)	71	65
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (n)	1,362	1,328
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (n)	8,026	8,213
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (n)	6,681	6,928
Fannie Mae Pool #MA5693 3.50% 4/1/2055 (n)	57	52
Fannie Mae Pool #MA5670 4.00% 4/1/2055 (n)	200	190
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (n)	1,442	1,407
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (n)	11,521	11,787
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (n)	19	20
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (n)	19	20
Fannie Mae Pool #MA5725 3.50% 5/1/2055 (n)	3,218	2,969
Fannie Mae Pool #DD9125 3.50% 5/1/2055 (n)	539	497
Fannie Mae Pool #MA5699 5.00% 5/1/2055 (n)	3,587	3,571
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (n)	21,266	21,751
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (n)	8,718	8,679
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (n)	38	39
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (n)	15,585	15,946
Fannie Mae Pool #DE2192 6.00% 7/1/2055 (n)	10,343	10,579
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (n)	22,998	23,837
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (n)	41,958	42,409
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (n)	10,127	10,322
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (n)	6,434	6,659
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (n)	1,076	1,101
Fannie Mae Pool #MA5849 3.50% 10/1/2055 (n)	861	795
Fannie Mae Pool #MA5875 3.50% 11/1/2055 (n)	115	106
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (n)	3,421	3,258
Fannie Mae Pool #BF0167 3.00% 2/1/2057 (n)	704	629
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (n)	10,234	9,378
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (n)	52,579	46,430
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (n)	17,745	17,480
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (n)	12,492	10,905
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (n)	10,993	9,053
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (n)	4,444	3,852
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (n)	674	584
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (n)	23,986	21,767
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (n)	4,339	4,094
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037 (n)	109	114
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037 (n)	235	243
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (n)	44	45
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (n)	67	70
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (n)	69	70
Fannie Mae, Series 2002-W1, Class 2A, 4.367% 2/25/2042 (k)(n)	157	157
FARM Mortgage Trust, Series 2024-1, Class A1, 4.693% 10/1/2053 (i)(k)(n)	2,829	2,821
The Income Fund of America — Page 40 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (i)(k)(n)	USD4,402	$4,480
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.191% 8/1/2054 (i)(k)(n)	2,923	2,948
Freddie Mac Pool #J38387 3.00% 1/1/2033 (n)	18	17
Freddie Mac Pool #G04805 4.50% 12/1/2035 (n)	1,634	1,650
Freddie Mac Pool #K93772 3.00% 12/1/2036 (n)	289	272
Freddie Mac Pool #K93766 3.00% 12/1/2036 (n)	280	264
Freddie Mac Pool #G04553 6.50% 9/1/2038 (n)	195	207
Freddie Mac Pool #G08353 4.50% 7/1/2039 (n)	147	149
Freddie Mac Pool #A87892 5.00% 8/1/2039 (n)	359	373
Freddie Mac Pool #A87873 5.00% 8/1/2039 (n)	148	151
Freddie Mac Pool #G05937 4.50% 8/1/2040 (n)	3,366	3,394
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (n)	26,752	23,324
Freddie Mac Pool #A96488 5.00% 1/1/2041 (n)	13	13
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (n)	23,821	20,654
Freddie Mac Pool #Q02849 4.50% 8/1/2041 (n)	171	171
Freddie Mac Pool #Q02676 4.50% 8/1/2041 (n)	142	141
Freddie Mac Pool #G07189 4.50% 3/1/2042 (n)	318	321
Freddie Mac Pool #G07221 4.50% 6/1/2042 (n)	477	482
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (n)	1,031	1,011
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (n)	773	758
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (n)	3,900	3,623
Freddie Mac Pool #G60559 4.00% 4/1/2046 (n)	4,687	4,546
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (n)	517	515
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (n)	1,010	1,009
Freddie Mac Pool #V82662 4.00% 10/1/2046 (n)	3,007	2,915
Freddie Mac Pool #Q44400 4.00% 11/1/2046 (n)	2,715	2,633
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (n)	5,582	5,388
Freddie Mac Pool #G61733 3.00% 12/1/2047 (n)	5,118	4,689
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (n)	3,533	3,418
Freddie Mac Pool #G61628 3.50% 9/1/2048 (n)	468	441
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (n)	301	299
Freddie Mac Pool #SD0045 4.50% 11/1/2048 (n)	13,714	13,615
Freddie Mac Pool #ZN3568 4.50% 2/1/2049 (n)	7	7
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (n)	2,680	2,519
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (n)	10,956	10,334
Freddie Mac Pool #QA4396 2.50% 11/1/2049 (n)	15	13
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (n)	18,589	17,917
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (n)	14,954	14,076
Freddie Mac Pool #RA2854 2.50% 6/1/2050 (n)	249	212
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (n)	45	38
Freddie Mac Pool #QB1397 2.50% 7/1/2050 (n)	2,270	1,933
Freddie Mac Pool #RA3054 2.50% 7/1/2050 (n)	1,287	1,096
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (n)	194	165
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (n)	334	299
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (n)	391	335
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (n)	108	92
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (n)	2,650	2,371
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (n)	12,040	10,484
Freddie Mac Pool #RA3771 2.50% 10/1/2050 (n)	7,122	6,056
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (n)	45,243	37,075
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (n)	17,948	14,805
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (n)	8,908	7,634
Freddie Mac Pool #QB5662 2.50% 11/1/2050 (n)	1,005	859
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (n)	56	48
The Income Fund of America — Page 41 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (n)	USD13,346	$11,348
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (n)	1,860	1,582
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (n)	19	16
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (n)	283	242
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (n)	2,172	1,846
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (n)	1,877	1,596
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (n)	862	733
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (n)	290	246
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (n)	9,819	8,085
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (n)	52	42
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (n)	2,957	2,519
Freddie Mac Pool #SI2106 2.50% 5/1/2051 (n)	258	220
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (n)	56	48
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (n)	1,650	1,476
Freddie Mac Pool #QC3428 2.50% 6/1/2051 (n)	1,652	1,404
Freddie Mac Pool #QC4006 2.50% 6/1/2051 (n)	494	420
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (n)	4,690	3,990
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (n)	3,711	3,154
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (n)	839	716
Freddie Mac Pool #QC4225 2.50% 7/1/2051 (n)	465	397
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (n)	582	527
Freddie Mac Pool #QC5575 2.50% 8/1/2051 (n)	77	66
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (n)	1,199	1,064
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (n)	767	627
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (n)	4,182	3,555
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (n)	3,319	2,888
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (n)	1,738	1,477
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (n)	1,046	889
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (n)	505	438
Freddie Mac Pool #QC6761 2.50% 9/1/2051 (n)	108	92
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (n)	22,252	20,087
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (n)	4,218	3,745
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (n)	1,597	1,429
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (n)	11,468	9,748
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (n)	3,000	2,550
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (n)	1,333	1,133
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (n)	4,185	3,742
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (n)	1,393	1,256
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (n)	1,995	1,625
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (n)	1,708	1,528
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (n)	791	646
Freddie Mac Pool #QD2621 2.50% 12/1/2051 (n)	3,469	2,948
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (n)	3,229	2,787
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (n)	639	543
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (n)	171	146
Freddie Mac Pool #SD5712 2.50% 1/1/2052 (n)	2,553	2,181
Freddie Mac Pool #RA6652 2.50% 1/1/2052 (n)	556	473
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (n)	119	103
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (n)	51,036	46,024
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (n)	410	370
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (n)	331	296
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (n)	1,130	917
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (n)	809	660
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (n)	1,313	1,116
The Income Fund of America — Page 42 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (n)	USD778	$661
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (n)	453	385
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (n)	2,386	2,217
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (n)	4,131	3,366
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (n)	2,691	2,194
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (n)	1,565	1,277
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (n)	899	732
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (n)	168	136
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (n)	2,937	2,496
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (n)	168	144
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (n)	82	70
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (n)	5,009	4,520
Freddie Mac Pool #SD2494 3.50% 3/1/2052 (n)	128	118
Freddie Mac Pool #RA6909 3.50% 3/1/2052 (n)	26	24
Freddie Mac Pool #RA6945 3.50% 3/1/2052 (n)	25	23
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (n)	1,236	1,009
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (n)	919	748
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (n)	7,919	6,732
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (n)	1,760	1,524
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (n)	263	224
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (n)	176	149
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (n)	167	142
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (n)	156	133
Freddie Mac Pool #QE0777 3.50% 4/1/2052 (n)	488	450
Freddie Mac Pool #QE1079 3.50% 4/1/2052 (n)	53	49
Freddie Mac Pool #QD9838 3.50% 4/1/2052 (n)	31	29
Freddie Mac Pool #QE2352 2.50% 5/1/2052 (n)	567	482
Freddie Mac Pool #SD1099 2.50% 5/1/2052 (n)	127	109
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (n)	9,063	8,067
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (n)	817	696
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (n)	7,967	7,072
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (n)	11,267	9,577
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (n)	373	317
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (n)	314	268
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (n)	275	234
Freddie Mac Pool #SD6647 3.50% 7/1/2052 (n)	280	258
Freddie Mac Pool #SL0012 3.50% 7/1/2052 (n)	33	30
Freddie Mac Pool #QE8971 3.50% 7/1/2052 (n)	28	25
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (n)	4,892	4,666
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (n)	745	607
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (n)	9,106	8,169
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (n)	207	204
Freddie Mac Pool #QF0212 4.50% 9/1/2052 (n)	930	911
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (n)	219	215
Freddie Mac Pool #SD1608 4.50% 9/1/2052 (n)	135	132
Freddie Mac Pool #QF0103 5.00% 9/1/2052 (n)	81,405	81,393
Freddie Mac Pool #RA7938 5.00% 9/1/2052 (n)	2,252	2,256
Freddie Mac Pool #SD8256 4.00% 10/1/2052 (n)	3,181	3,033
Freddie Mac Pool #QF1236 4.50% 10/1/2052 (n)	1,344	1,316
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (n)	90	89
Freddie Mac Pool #SD8276 5.00% 12/1/2052 (n)	12,608	12,610
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (n)	17,297	17,579
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (n)	383	354
Freddie Mac Pool #QG2913 4.50% 4/1/2053 (n)	835	816
The Income Fund of America — Page 43 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (n)	USD2,557	$2,565
Freddie Mac Pool #RA8647 4.50% 5/1/2053 (n)	92	90
Freddie Mac Pool #SD8329 5.00% 6/1/2053 (n)	862	862
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (n)	1,350	1,365
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (n)	956	997
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (n)	868	906
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (n)	808	854
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (n)	782	827
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (n)	561	594
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (n)	440	464
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (n)	274	285
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (n)	240	255
Freddie Mac Pool #SD8341 5.00% 7/1/2053 (n)	75	75
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (n)	5,188	5,260
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (n)	911	924
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (n)	309	321
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (n)	3,514	3,565
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (n)	3,238	3,288
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (n)	2,819	2,859
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (n)	1,932	1,963
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (n)	199	202
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (n)	3,063	3,139
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (n)	25,838	26,237
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (n)	83	86
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (n)	112	95
Freddie Mac Pool #SD5856 3.50% 1/1/2054 (n)	12,074	11,142
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (n)	6,300	6,470
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (n)	115	118
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (n)	453	471
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (n)	660	668
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (n)	4,582	4,691
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (n)	2,283	2,311
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (n)	389	396
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (n)	279	282
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (n)	1,619	1,669
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (n)	180	186
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (n)	232	240
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (n)	1,852	1,888
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (n)	2,746	2,830
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (n)	1,953	2,024
Freddie Mac Pool #QI9074 6.00% 6/1/2054 (n)	94	97
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (n)	34	35
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (n)	3,444	3,484
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (n)	541	550
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (n)	3,181	3,306
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (n)	2,332	2,402
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (n)	1,430	1,465
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (n)	910	938
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (n)	781	802
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (n)	321	330
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (n)	24,338	25,211
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (n)	1,003	1,017
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (n)	635	643
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (n)	583	591
The Income Fund of America — Page 44 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (n)	USD100	$102
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (n)	3,509	3,633
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (n)	3,511	3,594
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (n)	1,421	1,455
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (n)	1,174	1,204
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (n)	546	562
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (n)	401	411
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (n)	5,750	5,956
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (n)	2,955	3,065
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (n)	640	669
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (n)	542	565
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (n)	303	314
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (n)	2,021	2,061
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (n)	1,731	1,755
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (n)	962	974
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (n)	726	741
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (n)	661	669
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (n)	1,918	1,968
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (n)	1,045	1,076
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (n)	973	1,007
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (n)	928	962
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (n)	775	793
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (n)	561	576
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (n)	9,144	9,486
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (n)	3,071	3,181
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (n)	305	317
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (n)	206	214
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (n)	98	101
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (n)	2,431	2,428
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (n)	9,173	9,277
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (n)	617	631
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (n)	11,508	11,461
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (n)	8,823	8,929
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (n)	3,969	4,020
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (n)	333	337
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (n)	1,383	1,416
Freddie Mac Pool #RJ3017 5.00% 12/1/2054 (n)	10,048	10,026
Freddie Mac Pool #RJ3163 5.00% 12/1/2054 (n)	5,920	5,915
Freddie Mac Pool #QX1743 5.00% 12/1/2054 (n)	1,505	1,502
Freddie Mac Pool #QX2834 5.00% 12/1/2054 (n)	497	496
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (n)	5,003	5,058
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (n)	1,774	1,800
Freddie Mac Pool #QX1233 6.00% 12/1/2054 (n)	456	467
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (n)	261	267
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (n)	8,782	8,986
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (n)	3,287	3,363
Freddie Mac Pool #RJ3301 6.00% 1/1/2055 (n)	831	861
Freddie Mac Pool #RJ3305 6.00% 1/1/2055 (n)	598	616
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (n)	322	329
Freddie Mac Pool #RJ3264 4.50% 2/1/2055 (n)	2,587	2,523
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (n)	82	83
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (n)	10,352	10,593
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (n)	931	860
Freddie Mac Pool #QX7596 3.50% 3/1/2055 (n)	199	184
The Income Fund of America — Page 45 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (n)	USD1,268	$1,299
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (n)	1,120	1,146
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (n)	109	113
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (n)	32,430	33,594
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (n)	5,560	5,548
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (n)	12,274	12,557
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (n)	9,227	9,452
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (n)	8,247	8,435
Freddie Mac Pool #QY0236 6.00% 4/1/2055 (n)	7,688	7,866
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (n)	1,840	1,883
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (n)	474	485
Freddie Mac Pool #SD8532 5.00% 5/1/2055 (n)	3,296	3,281
Freddie Mac Pool #SD8533 5.50% 5/1/2055 (n)	4,777	4,828
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (n)	81,448	83,326
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (n)	954	976
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (n)	722	740
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (n)	681	696
Freddie Mac Pool #RQ0010 4.00% 6/1/2055 (n)	611	580
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (n)	3,318	3,304
Freddie Mac Pool #RQ0013 5.50% 6/1/2055 (n)	258	261
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (n)	10,814	10,766
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (n)	80,719	81,587
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (n)	153,282	156,783
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (n)	365	374
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (n)	19,959	20,421
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (n)	10,719	10,971
Freddie Mac Pool #RQ0068 3.50% 10/1/2055 (n)	136	126
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (n)	16,005	16,178
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (n)	231	241
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (n)	167	174
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (n)	101	104
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (n)	21,362	22,442
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (n)	1,664	1,586
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (n)	258	243
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (k)(n)	1,670	1,601
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (n)	2,609	2,463
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (k)(n)	2,510	2,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (k)(n)	484	443
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (n)	397	363
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (n)	793	771
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (n)	4,716	4,565
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (n)	3,476	3,225
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (n)	1,755	1,724
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (n)	248	246
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048 (n)	4,127	3,925
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048 (n)	918	874
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048 (n)	3,060	2,953
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (n)	26	23
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (n)	48,035	40,001
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (n)	32,584	28,236
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (n)	840	728
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052 (n)	20	19
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (n)	2,592	2,473
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (n)	1,598	1,524
The Income Fund of America — Page 46 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (n)	USD23,669	$23,225
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (n)	4,571	4,483
Government National Mortgage Assn. Pool #MA9722 4.00% 6/20/2054 (n)	1,693	1,605
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (n)	4,520	3,374
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (n)(o)	42,133	34,179
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (n)(o)	562,964	478,057
Uniform Mortgage-Backed Security 3.00% 11/1/2055 (n)(o)	77,705	68,866
Uniform Mortgage-Backed Security 4.00% 11/1/2055 (n)(o)	43,947	41,703
Uniform Mortgage-Backed Security 4.50% 11/1/2055 (n)(o)	63,849	62,244
Uniform Mortgage-Backed Security 5.00% 11/1/2055 (n)(o)	76,819	76,445
Uniform Mortgage-Backed Security 5.50% 11/1/2055 (n)(o)	5,108	5,161
Uniform Mortgage-Backed Security 6.00% 11/1/2055 (n)(o)	44,311	45,318
Uniform Mortgage-Backed Security 6.50% 11/1/2055 (n)(o)	17,728	18,360
Uniform Mortgage-Backed Security 2.00% 12/1/2055 (n)(o)	820	665
Uniform Mortgage-Backed Security 2.50% 12/1/2055 (n)(o)	80,084	68,005
Uniform Mortgage-Backed Security 3.50% 12/1/2055 (n)(o)	53,301	49,107
Uniform Mortgage-Backed Security 4.00% 12/1/2055 (n)(o)	81,344	77,155
Uniform Mortgage-Backed Security 4.50% 12/1/2055 (n)(o)	7,040	6,859
Uniform Mortgage-Backed Security 5.00% 12/1/2055 (n)(o)	28,181	28,020
Uniform Mortgage-Backed Security 6.00% 12/1/2055 (n)(o)	77,951	79,700
Uniform Mortgage-Backed Security 6.50% 12/1/2055 (n)(o)	59,473	61,613
Uniform Mortgage-Backed Security 4.50% 1/1/2056 (n)(o)	26,610	25,923
		4,455,558
Commercial mortgage-backed securities 0.56%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.776% 6/15/2040 (i)(k)(n)	14,910	14,991
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (i)(n)	11,195	10,884
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (i)(n)	5,897	5,688
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (i)(n)	1,704	1,597
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (i)(n)	1,463	1,382
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (i)(n)	1,386	1,323
AMSR Trust, Series 2025-SFR2, Class A, 4.357% 11/17/2042 (4.275% on 12/1/2025) (i)(l)(n)	5,008	4,959
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.724% 7/15/2041 (i)(k)(n)	1,566	1,571
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (i)(k)(n)	7,871	8,015
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (n)	1,810	1,788
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (n)	240	235
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (n)	2,230	2,191
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (n)	1,135	1,166
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (n)	10,734	11,314
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (k)(n)	3,328	3,553
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (n)	7,320	7,619
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (n)	2,190	2,298
Bank Commercial Mortgage Trust, Series 2024-BNK48, Class AS, 5.355% 10/15/2057 (k)(n)	1,532	1,557
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (k)(n)	6,459	6,805
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (k)(n)	3,040	3,174
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (k)(n)	16,947	17,709
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (n)	480	474
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (n)	293	288
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (k)(n)	5,772	5,760
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (n)	5,656	5,344
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (n)	3,260	3,127
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (n)	3,772	3,447
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (k)(n)	780	776
The Income Fund of America — Page 47 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (n)	USD5,296	$5,524
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (k)(n)	3,200	3,453
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (k)(n)	2,906	3,009
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (k)(n)	5,718	5,650
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (n)	4,806	4,763
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (n)	5,996	5,928
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (n)	3,146	2,831
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (k)(n)	3,037	3,043
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (n)	11,006	11,528
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (k)(n)	5,802	6,074
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (n)	3,351	3,482
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (k)(n)	930	970
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (n)	983	1,012
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (k)(n)	2,702	2,830
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.582% 8/15/2026 (i)(k)(n)	7,416	7,426
BFLD Trust, Series 24-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 6.082% 8/15/2026 (i)(k)(n)	5,065	5,074
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (k)(n)	3,460	3,514
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (n)	1,962	2,070
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (k)(n)	11,120	11,592
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (k)(n)	2,300	2,393
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (k)(n)	17,244	18,095
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (k)(n)	9,284	9,761
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 5.953% 8/15/2041 (i)(k)(n)	8,000	8,038
BX Commercial Mortgage Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 4.847% 9/15/2036 (i)(k)(n)	7,386	7,383
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.326% 12/15/2039 (i)(k)(n)	6,950	6,967
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.675% 12/15/2039 (i)(k)(n)	1,312	1,316
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.573% 5/15/2034 (i)(k)(n)	3,493	3,500
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.736% 9/15/2034 (i)(k)(n)	9,208	9,170
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.097% 9/15/2036 (i)(k)(n)	214	213
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.046% 10/15/2036 (i)(k)(n)	11,621	11,606
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.444% 10/15/2036 (i)(k)(n)	9,946	9,934
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.523% 4/15/2037 (i)(k)(n)	5,155	5,161
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.997% 11/15/2038 (i)(k)(n)	8,198	8,190
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.022% 1/17/2039 (i)(k)(n)	12,167	12,156
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.724% 8/15/2039 (i)(k)(n)	26,485	26,556
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.474% 4/15/2041 (i)(k)(n)	8,945	8,958
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (i)(k)(n)	17,828	18,074
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.474% 11/15/2041 (i)(k)(n)	12,373	12,397
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.575% 11/15/2041 (i)(k)(n)	10,869	10,884
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.774% 11/15/2041 (i)(k)(n)	3,363	3,372
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.924% 11/15/2041 (i)(k)(n)	4,935	4,945
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.923% 7/15/2041 (i)(k)(n)	4,768	4,781
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.373% 7/15/2041 (i)(k)(n)	5,091	5,107
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.674% 8/15/2041 (i)(k)(n)	12,536	12,538
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (i)(k)(n)	8,114	8,357
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (n)	1,324	1,319
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (n)	350	346
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (k)(n)	450	431
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (i)(n)	6,864	7,094
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (i)(n)	3,537	3,645
The Income Fund of America — Page 48 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/12/2040 (i)(k)(n)	USD2,720	$2,820
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (n)	400	395
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (i)(k)(n)	10,371	10,581
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (i)(k)(n)	5,640	5,658
Extended Stay America Trust, Series 2025-ESH, Class B, 5.75% (1-month USD CME Term SOFR + 1.60%) 10/15/2042 (i)(k)(n)	1,690	1,698
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 6.00% 10/15/2042 (i)(k)(n)	1,508	1,517
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.75% 10/15/2042 (i)(k)(n)	2,623	2,648
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037 (i)(n)	6,375	6,363
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (i)(n)	4,098	4,081
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.482% 12/15/2039 (i)(k)(n)	6,068	6,084
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.843% 8/15/2039 (i)(k)(n)	8,000	8,034
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.723% 5/15/2041 (i)(k)(n)	19,885	19,948
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/10/2038 (i)(k)(n)	2,632	2,630
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041 (i)(k)(n)	3,831	3,867
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (n)	940	921
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (n)	240	236
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (n)	6,571	6,039
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.425% 3/15/2042 (i)(k)(n)	10,765	10,786
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.775% 3/15/2042 (i)(k)(n)	1,617	1,621
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 6.074% 3/15/2042 (i)(k)(n)	422	423
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.623% 3/15/2042 (i)(k)(n)	1,901	1,909
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 7.322% 3/15/2042 (i)(k)(n)	5,388	5,289
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (i)(k)(n)	7,802	8,117
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (i)(k)(n)	591	599
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (i)(k)(n)	26,828	27,799
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (i)(n)	2,450	2,387
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (n)	1,510	1,488
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (n)	560	548
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (i)(n)	3,421	3,082
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (i)(n)	1,165	1,036
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (i)(k)(n)	328	272
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (k)(n)	4,810	4,760
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.625% 11/15/2039 (i)(k)(n)	3,453	3,461
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (i)(n)	15,628	14,934
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 4.948% 4/15/2038 (i)(k)(n)	785	785
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (n)	139	137
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (n)	2,795	2,697
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (n)	580	575
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (n)	21,684	22,577
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (n)	1,000	995
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.792% 4/15/2055 (k)(n)	590	556
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 8.033% 7/25/2054 (i)(k)(n)	2,427	2,529
The Income Fund of America — Page 49 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.583% 5/25/2055 (i)(k)(n)	USD1,442	$1,445
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.283% 5/25/2055 (i)(k)(n)	2,583	2,630
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (i)(k)(n)	613	645
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.532% 9/15/2042 (i)(k)(n)	2,914	2,929
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.424% 5/15/2039 (i)(k)(n)	12,566	12,557
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.773% 5/15/2039 (i)(k)(n)	486	486
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (i)(n)	5,645	5,042
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.877% 11/15/2038 (i)(k)(n)	8,066	8,056
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.032% 1/15/2039 (i)(k)(n)	19,555	19,537
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.475% 2/15/2042 (i)(k)(n)	15,426	15,353
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.524% 11/15/2041 (i)(k)(n)	7,000	7,009
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.874% 11/15/2041 (i)(k)(n)	2,743	2,749
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 6.273% 11/15/2041 (i)(k)(n)	672	675
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (n)	185	182
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (n)	6,015	5,975
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (n)	2,405	2,289
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (k)(n)	2,580	2,473
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (n)	690	724
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059 (n)	150	148
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (n)	480	476
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.821% 11/15/2027 (i)(k)(n)	13,994	14,124
		769,881
Collateralized mortgage-backed obligations (privately originated) 0.34%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (i)(l)(n)	13,288	13,364
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (i)(k)(n)	1,686	1,525
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (i)(n)	156	151
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (i)(l)(n)	3,187	3,101
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (i)(k)(n)	1,311	1,239
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (i)(k)(n)	899	886
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (i)(l)(n)	1,804	1,822
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (i)(l)(n)	836	843
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (i)(l)(n)	5,077	5,110
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (i)(l)(n)	1,579	1,594
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (i)(k)(n)	202	201
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (i)(k)(n)	18,229	17,846
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (i)(l)(n)	554	547
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (i)(k)(n)	5,253	4,668
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (i)(k)(n)	3,336	3,007
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (i)(k)(n)	2,001	1,990
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (i)(l)(n)	5,807	5,780
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (i)(k)(n)	286	270
The Income Fund of America — Page 50 of 73

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (i)(l)(n)	USD946	$958
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (i)(l)(n)	5,896	5,921
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (i)(k)(n)	1,762	1,603
Connecticut Avenue Securities, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.133% 1/25/2045 (i)(k)(n)	2,332	2,334
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.583% 12/25/2042 (i)(k)(n)	2,491	2,546
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.683% 10/25/2043 (i)(k)(n)	1,540	1,545
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.233% 1/25/2044 (i)(k)(n)	1,743	1,744
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.983% 1/25/2044 (i)(k)(n)	1,614	1,628
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.883% 1/25/2044 (i)(k)(n)	2,985	3,074
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.983% 2/25/2044 (i)(k)(n)	3,432	3,461
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.283% 5/25/2044 (i)(k)(n)	752	753
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.833% 5/25/2044 (i)(k)(n)	1,464	1,474
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.383% 5/25/2044 (i)(k)(n)	889	899
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.783% 9/25/2044 (i)(k)(n)	1,098	1,102
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 5.333% 2/25/2045 (i)(k)(n)	1,798	1,801
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035 (n)	1,593	833
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.324% 6/25/2037 (k)(n)	768	701
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (n)	214	218
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (i)(n)	14,326	13,865
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (i)(k)(n)	5,433	4,556
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (i)(k)(n)	6,052	5,075
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (i)(k)(n)	535	538
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.533% 2/25/2044 (i)(k)(n)	3,075	3,092
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.383% 5/25/2044 (i)(k)(n)	2,395	2,403
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.433% 5/25/2044 (i)(k)(n)	10,880	10,937
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.183% 10/25/2044 (i)(k)(n)	715	715
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.233% 10/25/2044 (i)(k)(n)	1,539	1,542
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.633% 10/25/2044 (i)(k)(n)	1,142	1,143
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.283% 5/25/2045 (i)(k)(n)	1,247	1,251
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.383% 5/25/2045 (i)(k)(n)	2,163	2,167
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.547% 1/25/2050 (i)(k)(n)	4,360	4,864
The Income Fund of America — Page 51 of 73

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 9.097% 2/25/2050 (i)(k)(n)	USD5,790	$6,454
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 14.297% 8/25/2050 (i)(k)(n)	5,306	7,122
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.856% 10/25/2050 (i)(k)(n)	7,758	10,970
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (i)(l)(n)	1,142	1,154
GCAT Trust, Series 2025-NQM4, Class A1, 0% 6/25/2070 (i)(l)(n)	2,125	2,145
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (i)(l)(n)	1,183	1,162
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (i)(n)	5,269	5,124
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (i)(l)(n)	3,948	3,985
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.718% 5/25/2036 (k)(n)	998	964
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (i)(k)(n)	10,216	10,501
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050 (i)(k)(n)	443	396
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (i)(n)	799	799
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (i)(l)(n)	3,991	4,019
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (i)(l)(n)	5,749	5,769
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (i)(k)(n)	2,163	2,205
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (i)(l)(n)	5,376	5,440
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (i)(l)(n)	6,752	6,819
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (i)(k)(n)	1,163	1,088
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.629% 3/25/2053 (i)(k)(n)	2,057	2,028
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (i)(l)(n)	3,936	3,967
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.698% 4/25/2053 (i)(k)(n)	4,036	3,981
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (i)(l)(n)	16,393	16,287
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (i)(l)(n)	15,212	15,193
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (i)(l)(n)	1,702	1,720
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (i)(l)(n)	3,143	3,180
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (i)(l)(n)	2,843	2,891
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (i)(l)(n)	1,804	1,828
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (i)(l)(n)	8,918	9,037
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (i)(l)(n)	2,077	2,098
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (i)(l)(n)	11,091	11,197
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (i)(l)(n)	1,570	1,582
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (i)(l)(n)	5,686	5,728
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (i)(l)(n)	12,708	12,737
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (i)(l)(n)	6,441	6,487
Onslow Bay Financial, LLC, Series, 2025-NQM19, Class A1, 4.869% 10/25/2065 (i)(k)(n)	8,938	8,915
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (i)(k)(n)	1,712	1,743
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (i)(n)	3,581	3,401
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (i)(n)	5,121	5,042
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (i)(n)	2,621	2,575
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (i)(n)	4,987	4,821
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (i)(n)	3,608	3,475
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (i)(k)(n)	2,709	2,560
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (i)(k)(n)	1,671	1,602
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (i)(n)	1,979	1,877
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (i)(n)	5,120	4,879
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 3/25/2048 (i)(k)(n)	103	97
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (i)(k)(n)	8,610	8,661
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.782% 10/17/2041 (i)(k)(n)	8,650	8,685
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unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.483% 2/17/2042 (i)(k)(n)	USD1,915	$1,918
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.885% 5/25/2036 (k)(n)	915	517
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (i)(k)(n)	794	785
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (i)(k)(n)	796	792
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (i)(k)(n)	213	212
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (i)(k)(n)	540	536
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (i)(k)(n)	377	374
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (i)(n)	5,324	5,175
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.037% 7/25/2065 (i)(k)(n)	2,179	2,201
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (c)(i)	8,302	8,302
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (i)(n)	2,705	2,701
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (i)(n)	891	889
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (i)(n)	5,962	5,934
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (i)(n)	2,609	2,615
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (i)(n)	13,396	13,289
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (i)(l)(n)	5,811	5,855
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (i)(l)(n)	1,405	1,404
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (i)(l)(n)	784	786
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (i)(l)(n)	3,947	3,971
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (i)(l)(n)	2,286	2,308
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (i)(l)(n)	6,552	6,636
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (i)(l)(n)	1,896	1,923
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (i)(l)(n)	1,101	1,115
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (i)(l)(n)	1,487	1,507
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (i)(l)(n)	3,606	3,639
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (i)(l)(n)	1,123	1,133
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (i)(k)(n)	4,882	4,895
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (i)(k)(n)	2,828	2,842
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (i)(l)(n)	2,101	2,111
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (i)(k)(n)	2,753	2,770
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (i)(l)(n)	5,963	5,975
		478,187
Total mortgage-backed obligations		5,703,626
U.S. Treasury bonds & notes 2.41% U.S. Treasury 2.27%
U.S. Treasury 3.625% 5/15/2026	5,900	5,895
U.S. Treasury 4.50% 7/15/2026	4,000	4,020
U.S. Treasury 4.375% 7/31/2026	31,144	31,279
U.S. Treasury 4.625% 9/15/2026	24,603	24,784
U.S. Treasury 4.625% 10/15/2026	10,000	10,083
U.S. Treasury 4.625% 11/15/2026	3,000	3,027
U.S. Treasury 4.25% 12/31/2026	2,354	2,368
U.S. Treasury 4.125% 2/15/2027	7,000	7,039
U.S. Treasury 4.50% 4/15/2027	830	840
U.S. Treasury 3.875% 7/31/2027 (b)	404,057	405,796
U.S. Treasury 3.50% 9/30/2027	202,737	202,359
U.S. Treasury 4.00% 12/15/2027	11,883	11,983
U.S. Treasury 3.875% 3/15/2028	18,500	18,623
U.S. Treasury 3.625% 3/31/2028	72	72
U.S. Treasury 3.625% 5/31/2028	43,266	43,303
U.S. Treasury 3.375% 9/15/2028	11,000	10,934
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.50% 10/15/2028	USD169,143	$168,687
U.S. Treasury 4.125% 10/31/2029	169,500	172,415
U.S. Treasury 4.00% 2/28/2030	20,071	20,329
U.S. Treasury 3.875% 7/31/2030 (p)	459,537	463,029
U.S. Treasury 4.00% 7/31/2030	13,986	14,166
U.S. Treasury 3.625% 9/30/2030 (b)	226,655	225,853
U.S. Treasury 3.625% 10/31/2030	3,000	2,989
U.S. Treasury 4.875% 10/31/2030	34,810	36,637
U.S. Treasury 4.25% 2/28/2031	1,113	1,140
U.S. Treasury 4.125% 7/31/2031	38,862	39,544
U.S. Treasury 4.375% 1/31/2032	12,000	12,360
U.S. Treasury 4.125% 2/29/2032	14,000	14,226
U.S. Treasury 4.125% 3/31/2032	3,000	3,047
U.S. Treasury 4.00% 4/30/2032	4,500	4,539
U.S. Treasury 3.875% 9/30/2032	154,134	154,050
U.S. Treasury 3.75% 10/31/2032	2,000	1,983
U.S. Treasury 4.125% 11/15/2032	1,433	1,454
U.S. Treasury 3.375% 5/15/2033	14,742	14,214
U.S. Treasury 4.375% 5/15/2034	84,371	86,606
U.S. Treasury 4.625% 2/15/2035	25,400	26,501
U.S. Treasury 4.25% 5/15/2035	2,000	2,027
U.S. Treasury 4.25% 8/15/2035 (p)	265,563	268,862
U.S. Treasury 1.375% 11/15/2040	12,006	7,911
U.S. Treasury 1.75% 8/15/2041	2,773	1,899
U.S. Treasury 2.00% 11/15/2041	11,924	8,453
U.S. Treasury 2.375% 2/15/2042	7,784	5,820
U.S. Treasury 2.875% 5/15/2043	16,000	12,642
U.S. Treasury 3.875% 5/15/2043	5,113	4,672
U.S. Treasury 4.75% 11/15/2043	42,316	43,116
U.S. Treasury 4.625% 5/15/2044 (p)	112,695	112,774
U.S. Treasury 4.125% 8/15/2044	7,000	6,551
U.S. Treasury 4.625% 11/15/2044	3,000	2,996
U.S. Treasury 4.75% 2/15/2045	3,500	3,549
U.S. Treasury 5.00% 5/15/2045	3,000	3,139
U.S. Treasury 4.875% 8/15/2045 (b)	36,749	37,854
U.S. Treasury 2.875% 11/15/2046	4,532	3,432
U.S. Treasury 2.875% 5/15/2049	4,051	2,985
U.S. Treasury 4.00% 11/15/2052	4,747	4,243
U.S. Treasury 3.625% 2/15/2053	9,865	8,235
U.S. Treasury 4.75% 11/15/2053	4,600	4,653
U.S. Treasury 4.25% 2/15/2054 (p)	180,573	168,314
U.S. Treasury 4.625% 5/15/2054	291	289
U.S. Treasury 4.25% 8/15/2054	3,663	3,415
U.S. Treasury 4.50% 11/15/2054 (p)	2,000	1,945
U.S. Treasury 4.625% 2/15/2055	4,500	4,467
U.S. Treasury 4.75% 5/15/2055	6,100	6,180
U.S. Treasury 4.75% 8/15/2055 (p)	141,000	142,917
		3,119,514
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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.14%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (q)	USD25,182	$24,011
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (b)(p)(q)	110,976	111,998
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (p)(q)	55,437	54,867
		190,876
Total U.S. Treasury bonds & notes		3,310,390
Asset-backed obligations 1.32% Other asset-backed securities 0.58%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (i)(n)	436	439
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (i)(n)	16,219	16,253
Affirm Master Trust, 2025-2A, Class A, 4.67% 7/15/2033 (i)(n)	1,269	1,274
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (i)(n)	3,442	3,436
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (i)(n)	6,099	6,120
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (i)(n)	557	558
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (i)(n)	4,802	4,741
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (i)(n)	14,609	14,720
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (i)(n)	3,415	3,482
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (i)(n)	5,603	5,706
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (i)(n)	134	133
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (i)(n)	6,161	5,840
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (i)(n)	935	895
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (i)(n)	901	905
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (i)(n)	333	337
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (i)(n)	243	248
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (i)(n)	2,408	2,428
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (i)(n)	3,280	3,336
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (i)(n)	10,232	9,663
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (i)(n)	6,290	5,943
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (i)(n)	12,562	11,959
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041 (i)(n)	174	173
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (i)(n)	9,366	9,537
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (i)(n)	4,475	4,531
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (i)(n)	12,562	12,545
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (i)(n)	6,513	6,562
CCG Receivables Trust, Series 2025-2, Class C, 4.68% 8/15/2034 (i)(n)	12,610	12,716
CCG Receivables Trust, Series 2025-2, Class D, 5.08% 8/15/2034 (i)(n)	5,725	5,765
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (i)(n)	23,791	20,483
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (i)(n)	5,737	4,848
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (i)(n)	5,327	3,760
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (i)(n)	567	394
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (i)(n)	16,769	14,023
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (i)(n)	2,847	2,228
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (i)(n)	22,967	22,554
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (i)(n)	19,004	18,408
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (i)(n)	653	655
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (i)(n)	2,555	2,405
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (i)(n)	1,581	1,487
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (i)(n)	6,598	6,220
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (i)(n)	10,217	9,485
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (i)(n)	397	368
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (n)	1,800	1,803
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (i)(n)	USD5,075	$5,107
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 4.287% 1/15/2037 (k)(n)	164	159
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 4.297% 2/15/2037 (k)(n)	275	262
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (n)	5,503	5,551
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (i)(n)	1,500	1,506
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (i)(n)	4,014	4,033
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (i)(n)	1,134	1,140
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (i)(n)	1,718	1,754
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (i)(n)	844	875
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (i)(n)	923	865
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (i)(n)	7,902	7,877
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (i)(n)	6,076	5,981
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (i)(n)	2,557	2,427
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (i)(n)	1,122	1,049
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (i)(n)	85	78
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (i)(n)	7,791	7,796
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (i)(n)	11,336	11,362
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (i)(n)	5,367	5,118
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (i)(n)	9,931	9,495
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (i)(n)	17,308	16,117
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (i)(n)	14,804	13,874
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (i)(n)	1,389	1,286
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (i)(n)	474	477
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (i)(n)	5,516	5,587
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (i)(n)	1,500	1,505
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (i)(n)	2,021	2,019
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (i)(n)	857	857
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (i)(n)	1,613	1,612
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (n)	4,612	4,650
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (i)(n)	13,690	13,045
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (i)(n)	71,561	60,603
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (i)(n)	844	849
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (i)(n)	1,016	1,019
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (i)(n)	801	804
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (i)(n)	6,348	6,372
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (i)(n)	6,497	6,524
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (i)(n)	2,150	2,168
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (i)(n)	1,952	1,964
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (i)(n)	13,351	13,422
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (n)	4,926	4,759
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (i)(n)	2,297	2,305
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.732% 9/15/2039 (i)(k)(n)	1,669	1,685
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (i)(n)	2,271	2,332
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (i)(n)	2,111	2,121
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (i)(n)	817	841
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (i)(n)	712	731
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (i)(n)	303	312
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (i)(n)	3,917	3,976
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (i)(n)	6,549	6,227
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (i)(n)	1,205	1,150
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (i)(n)	7,623	7,252
The Income Fund of America — Page 56 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (i)(n)	USD5,969	$5,827
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (i)(n)	2,611	2,560
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (i)(n)	2,415	2,341
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (i)(n)	2,383	2,308
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (i)(n)	8,289	8,263
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (i)(n)	9,786	9,815
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (i)(n)	17,155	17,378
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (i)(n)	17,155	17,562
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (i)(n)	1,844	1,795
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (n)	6,264	6,326
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (n)	6,813	6,933
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (i)(n)	3,060	2,916
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (i)(n)	3,885	3,747
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (i)(n)	5,254	4,956
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (i)(n)	980	934
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (i)(n)	9,386	8,773
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (i)(n)	404	376
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (i)(n)	12,854	12,092
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (i)(n)	6,734	6,756
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (i)(n)	5,201	4,963
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (i)(n)	4,111	3,758
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (i)(n)	148	135
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (i)(n)	236	239
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (i)(n)	12,824	12,924
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (i)(n)	17,762	16,685
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (i)(n)	9,765	9,047
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (i)(n)	373	345
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (i)(n)	4,453	4,471
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (i)(n)	1,081	1,086
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (i)(n)	1,861	1,895
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028 (n)	8,584	8,594
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026) (l)(n)	17,018	17,031
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (n)	19,500	19,889
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (i)(n)	20,266	20,627
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (n)	7,611	7,616
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (i)(n)	3,127	3,222
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (i)(n)	14,830	15,245
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (i)(n)	673	674
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (i)(n)	3,263	3,269
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.128% 10/20/2026 (i)(n)	2,706	2,707
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (i)(n)	1,118	1,123
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (i)(n)	126	126
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (i)(n)	1,052	1,052
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (i)(n)	160	160
		798,787
Auto loan 0.57%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (i)(n)	339	339
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (i)(n)	274	274
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (i)(n)	2,615	2,622
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (i)(n)	6,289	6,345
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (i)(n)	7,281	7,434
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (i)(n)	13,560	13,703
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (i)(n)	4,469	4,559
The Income Fund of America — Page 57 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (i)(n)	USD2,547	$2,555
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (i)(n)	5,726	5,749
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027 (n)	7,972	7,921
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (n)	5,578	5,627
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (i)(n)	608	610
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (i)(n)	17,078	17,009
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (i)(n)	969	966
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (i)(n)	3,070	3,067
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (i)(n)	29,959	29,453
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (i)(n)	1,699	1,671
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (i)(n)	551	542
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (i)(n)	5,000	4,937
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (i)(n)	10,793	10,997
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (i)(n)	12,400	12,750
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (i)(n)	23,741	24,737
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (i)(n)	3,150	3,303
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (i)(n)	7,930	8,188
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (i)(n)	1,507	1,566
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (i)(n)	8,000	8,252
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (i)(n)	1,671	1,724
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (i)(n)	4,952	4,988
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027 (n)	349	349
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (n)	1,198	1,200
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (n)	2,729	2,734
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (n)	1,507	1,511
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (n)	1,509	1,512
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (n)	987	995
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (n)	4,610	4,669
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (n)	2,963	2,970
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (n)	5,300	5,309
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027 (n)	1,141	1,142
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (n)	15,202	15,370
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (n)	616	618
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (n)	2,153	2,201
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (n)	3,265	3,371
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (n)	136	132
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (n)	909	892
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (i)(n)	1,738	1,741
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027 (i)(n)	1,610	1,613
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (i)(n)	9,354	9,441
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (i)(n)	8,384	8,483
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029 (i)(n)	10,983	11,195
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (i)(n)	728	729
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (i)(n)	247	247
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (i)(n)	549	553
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (i)(n)	197	200
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (i)(n)	2,376	2,403
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (i)(n)	2,251	2,297
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (i)(n)	1,647	1,646
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (i)(n)	2,902	2,918
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (n)	1,830	1,838
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (n)	3,253	3,294
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (i)(n)	853	856
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (i)(n)	3,516	3,534
The Income Fund of America — Page 58 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (i)(n)	USD3,349	$3,351
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (i)(n)	833	833
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (i)(n)	1,569	1,576
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (i)(n)	2,471	2,517
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (i)(n)	3,023	3,121
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (n)	2,550	2,530
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (n)	1,121	1,121
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (n)	739	743
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (n)	1,420	1,422
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (n)	2,319	2,325
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (n)	1,839	1,876
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (n)	3,616	3,655
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (n)	3,094	3,112
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (n)	3,191	3,215
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (n)	5,167	5,240
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (n)	1,480	1,491
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (n)	4,746	4,815
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (n)	2,608	2,644
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (i)(n)	1,014	1,089
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (n)	6,311	6,367
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (n)	4,939	4,980
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (n)	1,053	1,058
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (i)(n)	13,385	13,818
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (i)(k)(n)	30,500	31,214
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (n)	13,098	13,137
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (i)(n)	5,275	5,301
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (i)(n)	596	596
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (i)(n)	3,399	3,409
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (i)(n)	3,757	3,788
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (i)(n)	2,842	2,860
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (i)(n)	1,830	1,840
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (i)(n)	905	913
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (i)(n)	818	837
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (i)(n)	2,606	2,637
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (i)(n)	1,674	1,703
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (i)(n)	5,220	5,330
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (i)(n)	4,809	4,856
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (i)(n)	5,534	5,611
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (i)(n)	2,661	2,690
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (i)(n)	1,170	1,218
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (i)(n)	1,310	1,312
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (i)(n)	1,225	1,232
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026 (n)	242	242
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (i)(n)	17,961	18,847
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (i)(n)	11,802	11,957
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (n)	4,468	4,493
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (i)(n)	4,075	4,134
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (i)(n)	533	536
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (i)(n)	1,008	1,020
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (i)(n)	8,300	8,072
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (i)(n)	3,583	3,502
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (i)(n)	7,264	7,214
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (i)(n)	8,275	8,652
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (i)(n)	28,555	27,864
The Income Fund of America — Page 59 of 73

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (i)(n)	USD3,369	$3,287
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (i)(n)	1,850	1,803
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (i)(n)	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (i)(n)	10,453	10,673
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (i)(n)	2,343	2,367
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (n)	847	849
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (i)(n)	1,603	1,611
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (n)	5,082	5,128
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A 4.01% 10/15/2030 (i)(n)	20,107	20,108
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (i)(n)	1,406	1,407
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (i)(n)	1,275	1,278
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (i)(n)	1,685	1,691
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (i)(n)	888	895
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (i)(n)	592	597
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (i)(n)	671	678
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (i)(n)	1,341	1,340
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (i)(n)	953	951
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (i)(n)	329	328
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (i)(n)	698	699
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (i)(n)	1,492	1,503
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (i)(n)	845	859
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (n)	535	536
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (n)	968	970
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (n)	934	935
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (n)	7,542	7,574
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (n)	9,527	9,617
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (n)	581	584
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (n)	6,069	6,149
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (n)	3,599	3,612
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (n)	745	753
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (n)	4,218	4,237
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (n)	2,657	2,662
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (n)	5,961	6,007
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (n)	5,140	5,153
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (i)(n)	3,098	3,108
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (i)(n)	2,383	2,398
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (i)(n)	1,488	1,490
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (i)(n)	5,344	5,379
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (i)(n)	1,034	1,060
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (i)(n)	5,178	5,202
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (i)(n)	1,637	1,685
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (i)(n)	1,561	1,565
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (n)	7,073	7,114
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (n)	3,718	3,776
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (i)(m)(n)	1,675	1,184
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (i)(n)	564	564
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (i)(n)	492	494
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (i)(n)	1,295	1,311
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (i)(n)	932	931
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (i)(n)	7,171	7,184
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (i)(n)	753	755
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (i)(n)	3,350	3,361
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (i)(n)	5,588	5,608
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (i)(n)	3,579	3,618
The Income Fund of America — Page 60 of 73

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (i)(n)	USD2,094	$2,113
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (i)(n)	1,993	2,039
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (i)(n)	2,813	2,862
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (i)(n)	11,381	11,421
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (i)(n)	7,423	7,468
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (i)(n)	8,000	8,116
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (i)(n)	8,000	8,093
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (i)(n)	2,826	2,886
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (i)(n)	3,143	3,174
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (i)(n)	5,265	5,321
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (i)(n)	5,603	5,651
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (i)(n)	5,777	5,830
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (n)	1,428	1,430
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (n)	7,476	7,513
		788,598
Collateralized loan obligations 0.08%
Allegro CLO, Ltd., Series 2019-2, Class CR, (3-month USD CME Term SOFR + 2.53%) 6.414% 1/19/2033 (i)(k)(n)	2,780	2,789
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.734% 10/20/2034 (i)(k)(n)	789	790
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.984% 1/20/2033 (i)(k)(n)	4,874	4,879
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.115% 5/17/2031 (i)(k)(n)	3,590	3,593
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.385% 5/17/2031 (i)(k)(n)	4,961	4,940
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.246% 4/19/2034 (i)(k)(n)	2,463	2,462
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.985% 7/15/2036 (i)(k)(n)	5,793	5,803
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.934% 10/20/2032 (i)(k)(n)	861	861
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (i)(k)(n)	4,964	4,963
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.976% 7/20/2035 (i)(k)(n)	3,001	3,001
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.155% 7/15/2036 (i)(k)(n)	6,466	6,470
Marathon CLO, Ltd., Series 2019-2A, Class A1R2, (3-month USD CME Term SOFR + 0.95%) 4.834% 1/20/2033 (i)(k)(n)	14,404	14,335
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.90% 7/23/2032 (i)(k)(n)	6,229	6,216
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.090% 7/25/2030 (i)(k)(n)	1,283	1,285
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.905% 1/15/2033 (i)(k)(n)	11,120	11,127
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.355% 1/15/2033 (i)(k)(n)	9,460	9,447
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.605% 1/15/2033 (i)(k)(n)	3,000	3,004
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.405% 1/15/2033 (i)(k)(n)	2,814	2,818
The Income Fund of America — Page 61 of 73

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Collateralized loan obligations (continued)	Principal amount (000)	Value (000)
RR, Ltd., CLO, Series 2020-8, Class A1R, (3-month USD CME Term SOFR + 1.35%) 5.255% 7/15/2037 (i)(k)(n)	USD6,482	$6,485
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.084% 1/20/2032 (i)(k)(n)	249	250
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.584% 1/20/2032 (i)(k)(n)	4,000	4,015
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.074% 1/20/2037 (i)(k)(n)	4,700	4,701
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.276% 4/20/2032 (i)(k)(n)	1,349	1,349
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 5.684% 10/20/2030 (i)(k)(n)	7,695	7,706
		113,289
Credit card 0.06%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (i)(n)	15,750	15,772
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (i)(n)	8,495	8,519
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (i)(n)	5,620	5,656
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (n)	7,464	7,455
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (n)	7,565	7,715
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (n)	8,016	8,178
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (i)(n)	3,656	3,659
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (i)(n)	1,414	1,425
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (i)(n)	1,198	1,205
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (i)(n)	4,000	4,048
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (i)(n)	1,554	1,563
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (n)	17,652	17,728
		82,923
Student loan 0.02%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (i)(n)	5,056	5,115
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (i)(n)	8,276	7,744
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (i)(n)	4,474	4,206
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (i)(n)	7,820	7,381
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (i)(n)	2,006	2,046
		26,492
Student loans 0.01%
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (i)(n)	4,656	4,261
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (i)(n)	6,781	6,165
		10,426
Franchise/equipment 0.00%
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (i)(n)	528	535
Total asset-backed obligations		1,821,050
Bonds & notes of governments & government agencies outside the U.S. 0.36% Mexico 0.27%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (i)	200,428	203,865
Eagle Funding LuxCo SARL 5.50% 8/17/2030	33,651	34,228
United Mexican States 6.00% 5/13/2030	4,490	4,733
United Mexican States 4.75% 4/27/2032	7,815	7,709
United Mexican States 5.375% 3/22/2033	13,000	13,035
United Mexican States 4.875% 5/19/2033	3,912	3,814
The Income Fund of America — Page 62 of 73

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued) Mexico (continued)	Principal amount (000)	Value (000)
United Mexican States 3.50% 2/12/2034	USD17,988	$15,645
United Mexican States 6.00% 5/7/2036	58,740	60,270
United Mexican States 6.875% 5/13/2037	13,455	14,609
United Mexican States 7.375% 5/13/2055	6,745	7,587
United Mexican States 3.771% 5/24/2061	5,180	3,355
		368,850
Canada 0.02%
OMERS Finance Trust 3.50% 4/19/2032 (i)	7,941	7,648
OMERS Finance Trust 4.00% 4/19/2052 (i)	7,941	6,294
Ontario (Province of) 3.90% 9/4/2030	14,900	14,939
		28,881
Colombia 0.02%
Colombia (Republic of) 7.50% 2/2/2034	9,656	10,264
Colombia (Republic of) 8.00% 11/14/2035	14,314	15,638
		25,902
State of Kuwait 0.02%
Kuwait (State of) 4.652% 10/9/2035 (i)	21,000	21,113
Peru 0.01%
Peru (Republic of) 1.862% 12/1/2032	8,550	7,111
Peru (Republic of) 5.875% 8/8/2054	3,665	3,722
Peru (Republic of) 2.78% 12/1/2060	12,800	7,238
		18,071
Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	4,015	4,454
Panama (Republic of) 2.252% 9/29/2032	8,741	7,197
		11,651
Morocco 0.01%
Morocco (Kingdom of) 3.00% 12/15/2032 (i)	6,000	5,315
Morocco (Kingdom of) 4.00% 12/15/2050 (i)	6,000	4,494
		9,809
United Arab Emirates 0.00%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (i)	1,700	1,521
Abu Dhabi (Emirate of) 3.875% 4/16/2050 (i)	5,350	4,491
		6,012
Total bonds & notes of governments & government agencies outside the U.S.		490,289
Municipals 0.27% Arkansas 0.03%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (i)	9,165	8,861
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (i)	27,070	26,378
		35,239
The Income Fund of America — Page 63 of 73

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Illinois 0.19%	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD28,045	$27,724
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	118
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	51,694
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,932
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025	23,140	23,036
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	111
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	100	101
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	650	682
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	800	837
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2029	300	315
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2029	550	576
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	223
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2030	200	210
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	101
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2031	350	367
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2032	350	366
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2033	200	209
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	100
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	130
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	354
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	180
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	350	277
GO Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,112
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	136,026	139,025
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	2,904	3,097
GO Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,461	3,714
GO Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	250	276
		265,867
Massachusetts 0.00%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,427
The Income Fund of America — Page 64 of 73

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Bonds, notes & other debt instruments (continued) Municipals (continued) New York 0.01%		Principal amount (000)	Value (000)
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045		USD5,310	$5,337
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051		4,000	4,010
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055		1,575	1,582
			10,929
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		26,920	24,394
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		22,310	22,193
Total municipals			366,049
Total bonds, notes & other debt instruments (cost: $33,482,045,000)			33,469,065
Short-term securities 5.77% Money market investments 5.75%		Shares
Capital Group Central Cash Fund 4.08% (a)(r)		79,144,674	7,916,050
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.08% (a)(r)(s)		119,214	11,924
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.06% (r)(s)		2,223,196	2,223
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.98% (r)(s)		1,900,000	1,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.95% (r)(s)		1,900,000	1,900
Fidelity Investments Money Market Government Portfolio, Class I 4.01% (r)(s)		1,900,000	1,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.01% (r)(s)		1,900,000	1,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.00% (r)(s)		1,900,000	1,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.07% (r)(s)		1,900,000	1,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.01% (r)(s)		1,900,000	1,900
			27,447
Asset-backed obligations 0.00%	Coupon rate	Principal amount (000)
PEAC Solutions Receivables, LLC 2/20/2026 (i)(n)	0.000%	USD202	202
Total short-term securities (cost: $7,941,617,000)			7,943,699
Total investment securities 100.28% (cost: $102,911,676,000)			137,970,979
Other assets less liabilities (0.28)%			(382,618)
Net assets 100.00%			$137,588,361
The Income Fund of America — Page 65 of 73

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Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 10/31/2025 (000)
3 Month SOFR Futures	Long	200	3/18/2026	USD48,113	$(73)
2 Year U.S. Treasury Note Futures	Long	20,119	1/6/2026	4,189,625	(5,875)
5 Year U.S. Treasury Note Futures	Long	24,822	1/6/2026	2,710,834	(8,919)
10 Year Italy Government Bond Futures	Long	1,214	12/10/2025	169,919	2,255
10 Year Euro-Bund Futures	Short	2,126	12/10/2025	(317,075)	(2,062)
10 Year U.S. Treasury Note Futures	Long	5,011	12/31/2025	564,599	(1,562)
10 Year Ultra U.S. Treasury Note Futures	Long	3,204	12/31/2025	370,012	(215)
20 Year U.S. Treasury Note Futures	Long	432	12/31/2025	50,679	175
30 Year Ultra U.S. Treasury Bond Futures	Long	5,039	12/31/2025	611,136	9,600
					$(6,676)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1215%	Annual	1/27/2030	USD80,000	$(2,335)	$—	$(2,335)
SOFR	Annual	4.0585%	Annual	2/5/2030	49,140	(1,317)	—	(1,317)
SOFR	Annual	4.041%	Annual	2/5/2030	110,700	(2,891)	—	(2,890)
SOFR	Annual	3.2015%	Annual	2/28/2030	103,038	726	—	726
SOFR	Annual	3.7045%	Annual	3/13/2030	54,640	(706)	—	(708)
SOFR	Annual	3.797%	Annual	3/31/2030	8,873	(149)	—	(149)
SOFR	Annual	3.794%	Annual	3/31/2030	16,957	(282)	—	(282)
SOFR	Annual	3.796%	Annual	3/31/2030	16,957	(283)	—	(283)
SOFR	Annual	3.7815%	Annual	3/31/2030	33,535	(541)	—	(541)
SOFR	Annual	3.6065%	Annual	5/12/2030	36,030	(325)	—	(325)
SOFR	Annual	3.2175%	Annual	9/18/2030	64,126	530	—	531
SOFR	Annual	3.2385%	Annual	9/18/2030	33,180	243	—	243
SOFR	Annual	3.2145%	Annual	9/18/2030	15,997	134	—	134
SOFR	Annual	3.2155%	Annual	9/18/2030	15,997	134	—	134
SOFR	Annual	3.237%	Annual	10/24/2030	92,715	712	—	712
SOFR	Annual	3.4245%	Annual	8/15/2032	69,102	319	—	319
SOFR	Annual	3.473%	Annual	10/2/2032	203,900	451	—	451
SOFR	Annual	3.4805%	Annual	10/2/2032	68,300	120	—	120
SOFR	Annual	3.48%	Annual	10/2/2032	22,755	40	—	40
SOFR	Annual	3.4815%	Annual	10/2/2032	22,775	38	—	38
SOFR	Annual	3.482%	Annual	10/2/2032	22,187	37	—	37
SOFR	Annual	3.34%	Annual	10/24/2032	68,560	728	—	728
SOFR	Annual	3.50061%	Annual	11/3/2032	136,665	98	—	98
SOFR	Annual	3.583%	Annual	5/15/2035	52,091	283	—	283
SOFR	Annual	3.6385%	Annual	10/2/2035	100,936	284	—	284
TONAR	Annual	1.52%	Annual	10/6/2035	JPY1,300,000	(27)	—	(27)
TONAR	Annual	1.52125%	Annual	10/6/2035	3,800,000	(80)	—	(80)
TONAR	Annual	1.51812%	Annual	10/7/2035	7,700,059	(148)	—	(148)
SOFR	Annual	3.6705%	Annual	10/8/2035	USD100,845	22	—	22
The Income Fund of America — Page 66 of 73

unaudited
Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
TONAR	Annual	1.4925%	Annual	10/8/2035	JPY1,298,727	$(5)	$—	$(5)
SOFR	Annual	3.676%	Annual	10/8/2035	USD100,700	(24)	—	(24)
SOFR	Annual	3.663%	Annual	10/9/2035	50,650	42	—	42
TONAR	Annual	1.53%	Annual	10/9/2035	JPY1,306,824	(35)	—	(35)
TONAR	Annual	1.5225%	Annual	10/10/2035	1,324,637	(29)	—	(29)
TONAR	Annual	1.51%	Annual	10/14/2035	1,324,637	(18)	—	(18)
TONAR	Annual	1.491%	Annual	10/15/2035	1,324,637	(3)	—	(3)
TONAR	Annual	1.475%	Annual	10/16/2035	814,919	6	—	6
SOFR	Annual	3.504%	Annual	10/24/2035	USD50,800	728	—	728
SOFR	Annual	3.66593%	Annual	11/3/2035	101,275	88	—	88
SOFR	Annual	3.8475%	Annual	11/15/2052	25,538	544	—	544
2.47825%	Annual	TONAR	Annual	10/6/2055	JPY1,700,000	32	—	32
2.477%	Annual	TONAR	Annual	10/6/2055	500,000	9	—	9
2.47%	Annual	TONAR	Annual	10/7/2055	3,275,674	23	—	23
2.5425%	Annual	TONAR	Annual	10/8/2055	557,353	62	—	62
2.57%	Annual	TONAR	Annual	10/9/2055	562,243	84	—	84
SOFR	Annual	3.953%	Annual	10/9/2055	USD24,305	(3)	—	(3)
2.515%	Annual	TONAR	Annual	10/10/2055	JPY565,502	40	—	40
2.52%	Annual	TONAR	Annual	10/14/2055	567,132	44	—	44
2.50%	Annual	TONAR	Annual	10/15/2055	565,502	28	—	28
2.51625%	Annual	TONAR	Annual	10/16/2055	348,505	25	—	25
SOFR	Annual	3.8185%	Annual	10/24/2055	USD48,185	1,129	—	1,129
						$(1,418)	$—	$(1,418)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
14.4225%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,190,200	$10,157	$—	$10,157
15.09%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	593,000	8,174	—	8,174
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	514,950	4,792	—	4,792
14.37%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	412,730	3,228	—	3,228
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	61,361	566	—	566
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	276,670	121	—	121
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	78,800	(77)	—	(77)
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	79,755	(85)	—	(85)
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	326,900	(259)	—	(259)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	169,245	(297)	—	(297)
							$26,320	$—	$26,320
The Income Fund of America — Page 67 of 73

unaudited
Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 10/31/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 10/31/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD333,060	$(24,223)	$(25,679)	$1,456
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	118,477	(2,616)	(2,648)	32
					$(26,839)	$(28,327)	$1,488
Investments in affiliates (a)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Common stocks 0.61%
Financials 0.07%
Islandsbanki hf.	$102,561	$—	$—	$—	$(5,112)	$97,449	$—
Health care 0.03%
Rotech Healthcare, Inc. (c)(e)(f)	40,895	—	—	—	(1,694)	39,201	—
Information technology 0.20%
Diebold Nixdorf, Inc. (e)	254,522	—	—	—	12,932	267,454	—
Consumer staples 0.01%
Viva Wine Group AB (b)	18,233	—	—	—	(30)	18,203	—
Consumer discretionary 0.30%
Vail Resorts, Inc. (b)	279,143	49,804	—	—	(4,783)	324,164	4,852
Puuilo OYJ	85,841	—	—	—	4,342	90,183	2,238
Domino’s Pizza Group PLC (t)	97,162	—	38,480	(14,032)	(1,461)	—	1,182
Party City Holdco, Inc. (e)(g)	— (d)	—	— (d)	(13,110)	13,110	—	—
Party City Holdco, Inc. (e)(g)(i)	— (d)	—	— (d)	(98)	98	—	—
						414,347
Materials 0.00%
Venator Materials PLC (c)(e)(g)	— (d)	—	—	—	— (d)	— (d)	—
Total common stocks						836,654
Bonds, notes & other debt instruments 0.12%
Consumer discretionary 0.03%
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (g)(i)(m)	623	—	623	(28,168)	28,168	—	—
Vail Resorts, Inc. 5.625% 7/15/2030 (i)	10,826	—	—	—	93	10,919	152
Vail Resorts, Inc. 6.50% 5/15/2032 (i)	23,016	—	—	—	238	23,254	364
						34,173
Information technology 0.09%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (i)	126,007	—	—	—	(241)	125,766	2,313
Total bonds, notes & other debt instruments						159,939
Short-term securities 5.76%
Money market investments 5.75%
Capital Group Central Cash Fund 4.08% (r)	9,395,608	2,310,171	3,792,454	137	2,588	7,916,050	98,414
The Income Fund of America — Page 68 of 73

unaudited
Investments in affiliates (a) (continued)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.08% (r)(s)	$15,501		$$3,577 (u)	$		$$11,924	$— (v)
Total short-term securities						7,927,974
Total 6.49%				$(55,271)	$48,248	$8,924,567	$109,515
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A (c)	4/25/2016-11/15/2016	$56,848	$50,710	0.04%
Rotech Healthcare, Inc. (a)(c)(e)	11/26/2014	19,660	39,201	0.03
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (h)(i)	9/29/2025	17,039	19,341	0.01
AH Parent, Inc., Class A, 10.50% PIK and 10.00% Cash perpetual cumulative preferred shares (c)(h)	9/27/2024	17,701	18,551	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.288% 9/13/2029 (j)(k)	9/13/2023	9,170	9,399	0.01
Total		$120,418	$137,202	0.10%

(a)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Amount less than one thousand.
(e)	Security did not produce income during the last 12 months.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Affiliated issuer during the reporting period but no longer held at 10/31/2025.
(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,112,037,000, which represented 10.98% of the net assets of the fund.

(j)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $804,206,000, which represented 0.58% of the net assets of the fund.

(k)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(l)	Step bond; coupon rate may change at a later date.
(m)	Scheduled interest and/or principal payment was not received.
(n)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(o)	Represents securities transacted on a TBA basis.
(p)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $221,987,000, which represented 0.16% of the net assets of the fund.
(q)	Index-linked bond whose principal amount moves with a government price index.
(r)	Rate represents the seven-day yield at 10/31/2025.
(s)	Security purchased with cash collateral from securities on loan.
(t)	Affiliated issuer during the reporting period but no longer an affiliate at 10/31/2025. Refer to the investment portfolio for the security value at 10/31/2025.
(u)	Represents net activity.
(v)	Dividend income is included with securities lending income and is not shown in this table.
The Income Fund of America — Page 69 of 73

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $9,286,268,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,143,259,000 and $466,346,000, respectively.
The Income Fund of America — Page 70 of 73

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of October 31, 2025, were as follows (dollars in thousands):
The Income Fund of America — Page 71 of 73

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$13,947,660	$6,807,265	$— *	$20,754,925
Health care	8,821,233	2,506,724	39,201	11,367,158
Information technology	7,612,852	2,654,235	—	10,267,087
Consumer staples	7,537,066	2,210,104	—	9,747,170
Energy	7,454,692	754,274	55,406	8,264,372
Industrials	4,164,188	3,050,534	—	7,214,722
Consumer discretionary	4,510,868	2,451,613	22,512	6,984,993
Utilities	5,806,211	1,137,327	—	6,943,538
Materials	4,922,786	458,928	— *	5,381,714
Communication services	2,142,721	2,805,594	—	4,948,315
Real estate	2,979,964	201,417	—	3,181,381
Preferred securities	341,263	—	23,883	365,146
Rights & warrants	—	—	— *	— *
Convertible stocks	1,090,164	—	—	1,090,164
Convertible bonds & notes	—	47,530	—	47,530
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	—	21,690,971	86,690	21,777,661
Mortgage-backed obligations	—	5,695,324	8,302	5,703,626
U.S. Treasury bonds & notes	—	3,310,390	—	3,310,390
Asset-backed obligations	—	1,821,050	—	1,821,050
Bonds & notes of governments & government agencies outside the U.S.	—	490,289	—	490,289
Municipals	—	366,049	—	366,049
Short-term securities	7,943,497	202	—	7,943,699
Total	$79,275,165	$58,459,820	$235,994	$137,970,979

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,030	$—	$—	$12,030
Unrealized appreciation on bilateral interest rate swaps	—	27,038	—	27,038
Unrealized appreciation on centrally cleared interest rate swaps	—	7,784	—	7,784
Unrealized appreciation on centrally cleared credit default swaps	—	1,488	—	1,488
Liabilities:
Unrealized depreciation on futures contracts	(18,706)	—	—	(18,706)
Unrealized depreciation on centrally cleared interest rate swaps	—	(9,202)	—	(9,202)
Unrealized depreciation on bilateral interest rate swaps	—	(718)	—	(718)
Total	$(6,676)	$26,390	$—	$19,714
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Income Fund of America — Page 72 of 73

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
EUR = Euros
Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation
JPY = Japanese yen
NATL = National Public Finance Guarantee Corp. insured
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-006-1225
The Income Fund of America — Page 73 of 73